As filed on May 2, 2005
                                            Registration Nos. 33-10754, 811-4933

                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |_|
                           Pre-Effective Amendment No.                       |_|
                         Post-Effective Amendment No. 33                     |X|

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |_|
                                Amendment No. 35                             |X|
                        (Check appropriate box or boxes.)

                      COMMONWEALTH CASH RESERVE FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                             P.O. BOX 1192 RICHMOND,
                               VIRGINA 23209-1192
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-338-3383
               Registrant's Telephone Number, including Area Code

                                JEFFREY A. LAINE
                                38 COHASSET LANE
                          CHERRY HILL, NEW JERSEY 08003
                     (Name and Address of Agent for Service)

                                    COPY TO:

          BARBARA L. FAVA                           KENNETH S. GERSTEIN, ESQ.
     PFM ASSET MANAGEMENT LLC                       SCHULTE ROTH & ZABEL LLP
   ONE KEYSTONE PLAZA, SUITE 300                        919 THIRD AVENUE
    NORTH FRONT & MARKET SREETS                     NEW YORK, NEW YORK 10022
     HARRISBURG, PA 171012044

Approximate Date of Proposed Public Offering

            It is proposed that this filing will become effective
            (check appropriate box)

            |_|   immediately upon filing pursuant to paragraph (b)
            |_|   on (date) pursuant to paragraph (b)
            |X|   60 days after filing pursuant to paragraph (a)(1)
            |_|   on [date] pursuant to paragraph (a)(1)
            |_|   75 days after filing pursuant to paragraph (a)(2)
            |_|   on (date) pursuant to paragraph (a)(2) of rule 485.

      If appropriate, check the following box:

            |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            CCRF Prime Portfolio
                                                          CCRF Federal Portfolio
                                                 Prospectus Dated [July 1, 2005]

                               [GRAPHIC OMITTED]

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                             [LOGO] Commonwealth
                                                             -------------------
                                                             Cash  Reserve  Fund

                           Institutional Class Shares
                              Investor Class Shares

                      Commonwealth Cash Reserve Fund, Inc.

Commonwealth Cash Reserve Fund, Inc. ("Corporation") offers two separate investment portfolios (each a "Portfolio" and, collectively the "Portfolios"). Both the Commonwealth Cash Reserve Fund ("Prime Portfolio") and the CCRF Federal Portfolio ("Federal Portfolio") are money market funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. This prospectus gives you important information about the Institutional Class Shares and Investor Class Shares of the Portfolios that you should know before investing.

PFM Asset Management LLC ("PFM Asset Management" or the "Adviser") serves as each Portfolio's investment adviser.

         --------------------------------------------------------------
         P.O. Box 1192 o Richmond, Virginia 23209-1192 o 1-800-338-3383

                              CCRF PRIME PORTFOLIO
                             CCRF FEDERAL PORTFOLIO

                      Commonwealth Cash Reserve Fund, Inc.

Table of Contents

CCRF PRIME PORTFOLIO ......................................................... 2
             INVESTMENT OBJECTIVES & PRINCIPAL INVESTMENT STRATEGIES
             PRINCIPAL RISKS
             PORTFOLIO PERFORMANCE
             PORTFOLIO EXPENSES
CCRF FEDERAL PORTFOLIO........................................................ 3
             INVESTMENT OBJECTIVES & PRINCIPAL INVESTMENT STRATEGIES
             PRINCIPAL RISKS
             PORTFOLIO PERFORMANCE
             PORTFOLIO EXPENSES
INVESTMENT OBJECTIVES AND POLICIES............................................ 7
             SPECIAL INFORMATION ABOUT CASH MANAGEMENT FOR MUNICIPALITIES
                AND INSTITUTIONS
             VALUATION
MANAGEMENT OF THE CORPORATION ................................................10
             BOARD OF DIRECTORS
             INVESTMENT ADVISORY AND ADMINISTRATIVE ARRANGEMENTS
             DISTRIBUTOR AND OTHER SERVICE PROVIDERS
SHAREHOLDER INFORMATION.......................................................12
             HOW TO PURCHASE AND REDEEM SHARES
             DIVIDEND, TAX AND RELATED INFORMATION
FINANCIAL HIGHLIGHTS .........................................................18

FOR MORE INFORMATION .................................................Back Cover

Risk/Return Summary - Prime Portfolio
--------------------------------------------------------------------------------

Investment Objectives and Principal Investment Strategies

The Prime Portfolio is a money market fund that seeks to provide its shareholders with current income as high as is consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of $1.00 per share. To do so, the Prime Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities that have remaining maturities of 397 days or less.

The Prime Portfolio invests exclusively in high-quality, short-term money market instruments. These instruments include:

     * Unconditional obligations of the United States Government or its agencies

     * High quality debt obligations of U.S. companies

     * Obligations of financial institutions

Principal Risks

Notwithstanding the high-quality securities in which the Prime Portfolio exclusively invests, an investment in the Prime Portfolio - like an investment in any money market fund - is subject to certain basic risks.

One of these is related to interest rates -- the chance that falling short-term interest rates will cause the Portfolio's income to decline or that rising interest rates may deteriorate the value of the Portfolio's investment securities.

A second is "management risk" -- the possibility that securities selected by the Portfolio's investment adviser will cause the Portfolio to underperform other money market funds.

Finally, the Portfolio is subject to "credit risk" -- the risk that the issuer of a security held by the Portfolio will fail to pay interest and principal in a timely manner. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

An investment in the Prime Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk/Return Summary - Prime Portfolio
--------------------------------------------------------------------------------

Performance and Expenses

Portfolio Performance

The following information illustrates how the Institutional Class Shares of the Prime Portfolio have performed over time. The bar chart gives some indication of risk by showing changes in the Portfolio's performance from year to year. The table below the bar chart illustrates the average annual return of Institutional Class Shares of the Portfolio for the periods indicated. Keep in mind that the information below is calculated on a calendar year basis, while corresponding information set forth in the Financial Highlights portion of this Prospectus is calculated based on the Portfolio's fiscal year. Of course, past performance is not a guarantee of future results.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares from year to year. The performance of Investor Class Shares will differ due to differences in expenses.

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL]

1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
--------------------------------------------------------------------------------
6.06%   5.46%   5.61%   5.57%   5.20%   6.43%   4.17%   1.77%   1.12%   1.29%

Note: Results are shown on a calendar year basis, though the Portfolio's fiscal year end is June 30. On June 18, 2004, the Corporation's Board of Directors approved changing the fiscal year-end of the Corporation's portfolios to June
30. Prior to June 18, 2004, the fiscal year-end of the Corporation's portfolios was March 31.

                High Quarter          4th Qtr 2000         1.64%

                Low Quarter           2nd Qtr 2004          .24%

There is no performance information for Investor Class Shares of the Portfolio because it had not yet commenced operations as of the date of this prospectus.

Average Annual Total Return of Institutional Class Shares             Past              Past              Past
(as of Calendar year ended December 31, 2004)                       One Year         Five Years         Ten Years
--------------------------------------------------------------- ------------------ ---------------- ------------------
Prime Portfolio                                                        1.29%             2.94%              4.25%

To obtain current yield information, call 1-800-338-3383.

Risk/Return Summary - Prime Portfolio
--------------------------------------------------------------------------------

Portfolio Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Prime Portfolio. It is based upon gross expenses, without taking into account any fees that may have been waived by the Portfolio's investment adviser or other service providers.

                                                              Institutional Class      Investor Class
                                                              -------------------      --------------
             Management Fees (1)                                     0.16%                  0.26%
             Distribution and Service (12b-1) Fees (2)               0.00%                  0.00%
             Other Expenses                                          0.07%                  0.07%
             Total Portfolio Operating Expenses                      0.23%                  0.33%

(1) Figures shown under the heading "Management Fees" include both advisory and administration fees payable to the Adviser. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year. During the fiscal years ended June 30, 2004 and March 31, 2004, the Portfolio's investment adviser waived fees equal to approximately .07% and .06%, respectively, of the Portfolio's average daily net assets on an annualized basis. After giving effect to this fee waiver, the Management Fees paid by the Portfolio during the fiscal years ended June 30, 2004 and March 31, 2004 were .09% and .10%, respectively, of the average daily net assets of Institutional Class Shares of the Portfolio on an annualized basis. The Investor Class of shares has not yet commenced operations as of the date of this prospectus. The Adviser's goal is to maintain an overall expense ratio not to exceed 0.15% and 0.25% of the average daily net assets for Institutional Class Shares and Investor Class Shares, respectively, during the current fiscal year. The Adviser expects to waive a portion of its fees during the current fiscal year, if necessary, to assist the Prime Portfolio in achieving these levels of expenses.

(2) Expenses associated with the distribution of the Portfolio's shares include expenses associated with the 12b-1 Plan of Distribution related to Institutional Class Shares and Investor Class Shares of the Prime Portfolio. Under that plan, distribution related expenses paid by Institutional Class Shares and Investor Class Shares of the Portfolio may not exceed .25% of the Portfolio's average daily net assets. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Portfolio, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials, except for certain expenses under the Portfolio's 12b-1 Plan which are approved by the Board of Directors.

Expense Example

This example allows you to compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; Portfolio operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.

                 Term                            Institutional Class           Investor Class
                 ----                            -------------------           --------------
                 1 year                                 $  24                       $  34
                 3 years                                $  74                       $ 106
                 5 years                                $ 130                       $ 186
                 10 years                               $ 293                       $ 419

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Risk/Return Summary - Federal Portfolio
--------------------------------------------------------------------------------

Investment Objectives and Principal Investment Strategies

The Federal Portfolio is a money market fund that seeks to provide its shareholders with current income as high as is consistent with stability, safety of principal and liquidity and to maintain a stable NAV of $1.00 per share. To do so, the Federal Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities that have remaining maturities of 397 days or less.

The Federal Portfolio invests exclusively in obligations of the United States Government, its agencies and instrumentalities ("U.S. Government Obligations"); repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in such U.S. Government Obligations and repurchase agreements.

Principal Risks

As in the case of any money market fund investment, an investment in the Federal Portfolio is subject to three basic risks.

First, an investment in the Federal Portfolio is subject to "interest rate risk" -- the chance that falling short-term interest rates will cause income earned by the Federal Portfolio to decline or that rising interest rates may deteriorate the value of the Portfolio's investment securities.

A second risk is "management risk" -- the possibility that securities selected by the Portfolio's investment adviser will cause the Portfolio to under perform other money market funds with similar investment strategies.

Finally, the Federal Portfolio is subject to "credit risk" -- the risk that the issuer of a security held by the Portfolio will fail to pay interest and principal in a timely manner.

Although the Federal Portfolio is permitted to invest only in U.S. Government obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in such instruments, an investment in the Federal Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and it is possible to lose money by investing in the Federal Portfolio.

An investment in the Federal Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance and Expenses

Portfolio Performance

The following information illustrates how the Institutional Class Shares of the Federal Portfolio have performed over time. The bar chart gives some indication of risk by showing changes in the Portfolio's performance from year to year. The table below the bar chart illustrates the average annual return of Institutional Class Shares of the Portfolio for the periods indicated. Keep in mind that the information below is calculated on a calendar year basis, while corresponding information set forth in the Financial Highlights portion of this Prospectus is calculated based on the Portfolio's fiscal year. Of course, past performance is not a guarantee of future results.

This bar chart to the right shows changes in the performance of the Portfolio's Institutional Class Shares during 2004, the only full calendar year which it was operational. The performance of Investor Class Shares will differ due to differences in expenses.

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL]

 2004
--------
 1.16%

Risk/Return Summary - Federal Portfolio
--------------------------------------------------------------------------------

Note: Results are shown on a calendar year basis, though the Portfolio's fiscal year end is June 30. On June 18, 2004, the Corporation's Board of Directors approved changing the fiscal year-end of the Corporation's portfolios to June
30. Prior to June 18, 2004, the fiscal year-end of the Corporation's portfolios was March 31.

                High Quarter          4th Qtr 2004         .40%

                Low Quarter           2nd Qtr 2004         .22%

There is no performance information for Investor Class Shares of the Portfolio because it had not yet commenced operations as of the date of this prospectus.

Average Annual Total Return of Institutional Class Shares     Past        Since
(as of Calendar year ended December 31, 2004)               One Year   Inception
--------------------------------------------------------------------------------
Federal Portfolio                                              1.16%     0.88%

* The Federal Portfolio commenced operations on May 19, 2003.

To obtain current yield information, call 1-800-338-3383.

Portfolio Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. It is based upon gross expenses, without taking into account any fees that may have been waived by the Portfolio's investment adviser or other service providers.

                                                Institutional Class   Investor Class
                                                -------------------   --------------
     Management Fees (1)                               0.17%               0.27%
     Distribution and Service (12b-1) Fees (2)         0.00%               0.00%
     Other Expenses                                    0.15%               0.15%
     Total Portfolio Operating Expenses                0.32%               0.42%

(1) Figures shown under the heading "Management Fees" include both advisory and administration fees payable to the Adviser. Fee waivers and/or expense reimbursements may be provided by the Adviser, on a voluntary basis from time to time. The Federal Portfolio commenced operations May 19, 2003. During the fiscal year ended June 30, 2004 and the period May 19, 2003 to March 31, 2004, the Portfolio's investment adviser waived fees equal to approximately .17% and.13%, respectively, of the Portfolio's average daily net assets on an annualized basis. After giving effect to this fee waiver, the Management Fees paid by the Portfolio during the fiscal year ended June 30, 2004 and the period May 19, 2003 to March 31, 2004 were 0% and .04%, respectively, of the Portfolio's average daily net assets on an annualized basis.

(2) Expenses associated with the distribution of the Portfolio's shares include expenses associated with the 12b-1 Plan of Distribution related to Institutional Class Shares and Investor Class Shares of the Federal Portfolio. Under that plan, distribution related expenses paid by Institutional Class Shares and Investor Class Shares of the Portfolio may not exceed .25% of the Portfolio's average daily net assets. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Fund, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials, except for certain expenses under the Portfolio's 12b-1 Plan which are approved by the Board of Directors.

Risk/Return Summary - Federal Portfolio
--------------------------------------------------------------------------------

Expense Example

This example allows you to compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; Portfolio operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.

                 Term                            Institutional Class           Investor Class
                 ----                            -------------------           --------------
                 1 year                                  $ 33                       $ 43
                 3 years                                 $103                       $135
                 5 years                                 $180                       $236
                 10 years                                $406                       $531

This example should not be considered a representation of past or future expenses. Actual expenses may be greater than or less than those shown.

Investment Objectives and Policies
--------------------------------------------------------------------------------

The objective of each of the Portfolios is to provide its shareholders with current income as high as is consistent with stability, safety of principal and liquidity, and to maintain a stable net asset value of ("NAV") of $1.00 per share. To do so, the Portfolios maintain a dollar-weighted average portfolio maturity of 90 days or less and invest only in securities that have remaining maturities of 397 days or less. These objectives may not be changed without the approval of the relevant Portfolio's outstanding voting securities.

To achieve its investment objective, each Portfolio is permitted to purchase the instruments described in this Prospectus. Each Portfolio will invest only when the Adviser is satisfied that the credit risk presented by any investment is minimal. Detailed information about the Portfolios' investment policies is included in the Statement of Additional Information.

Obligations of the United States Government. These are U.S. Treasury bills, notes and bonds, and securities issued, sponsored or unconditionally guaranteed as to payment of principal and interest by the United States or any agency or instrumentality of the United States. Examples of agencies of the United States include Fannie Mae, the Federal Home Loan Banks, Federal Farm Credit System, and Government National Mortgage Association. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Repurchase Agreements. The Portfolios may enter into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price to the Portfolio on the agreed delivery date, the Portfolio may incur costs in disposing of the security and may experience losses if there is any delay in its ability to do so.

Commercial Paper. (Prime Portfolio only) The Prime Portfolio invests only in "prime quality" commercial paper of corporations organized under the laws of the United States or any state thereof, including paper issued by bank holding companies and high quality asset-backed securities, with a maturity of 270 days or less. "Prime quality" shall be as rated by at least two of the following firms: Moody's Investors Service, Inc., within its Moody's rating of prime 1, by Standard & Poor's, Inc., within its rating of A-1, Fitch Investor's Services, Inc., within its rating of F-1, or by their corporate successors. The Prime Portfolio will not invest more than 35% of its total assets in commercial paper and not more than 5% of its assets will be invested in the commercial paper of any one corporation.

Corporate Notes and Bonds. (Prime Portfolio only) The Prime Portfolio may invest in bonds, notes and other evidences of indebtedness or obligations issued by corporations organized under the laws of the United States or any state having a remaining maturity of 397 days. All such debt obligations purchased by the Prime Portfolio will be rated at least Aa by Moody's and have a rating of at least AA by S&P. The Prime Portfolio may purchase variable and floating rate instruments.

Obligations of Banks. (Prime Portfolio only) The Prime Portfolio may purchase bankers' acceptances, certificates of deposit and negotiable bank deposit notes. Bankers' acceptances are time drafts or bills of exchange created to finance trade goods and "accepted" by either a domestic bank or a foreign bank with an agency domiciled in the United States. Certificates of deposit and bank deposit notes are securities evidencing deposits in domestic banks and domestic offices of foreign banks.

Certificates of deposit and bank deposit notes will be considered for purchase by the Prime Portfolio only if rated at least A-1 by S&P and P-1 by Moody's in the case of securities with maturities of one year or less. A rating of at least AA by S&P and Aa by Moody's will be required before any bank obligation with a remaining maturity of over one year will be considered for purchase by the Prime Portfolio. The Prime Portfolio will not invest in any bank obligation with a remaining maturity of more than 397 days.

Investment Objectives and Policies
--------------------------------------------------------------------------------

Floating-Rate and Variable-Rate Obligations. Debt obligations purchased by the Portfolios may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments. These securities may have demand features which give the Portfolios the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

Municipal Obligations. (Prime Portfolio only) The Prime Portfolio may invest in the bonds, notes and other evidences of indebtedness of municipal entities including any state of the United States or any city, county, town or district situated in any one of the states of the United States. See "Investment Policies" in the Statement of Additional Information for a discussion of additional criteria that municipal obligations must meet to be eligible for investment by the Prime Portfolio.

Securities Issued by Other Money Market Funds. Both the Prime Portfolio and the Federal Portfolio may invest to a limited extent in securities of other money market mutual funds provided that the instruments in which any such money market fund may invest are restricted to those in which the Prime Portfolio or the Federal Portfolio, as the case may be, would be permitted to invest directly. As a shareholder of another mutual fund, a Portfolio would bear its pro rata portion of that fund's expenses, including advisory fees, in addition to its own expenses. See "Investment Policies" in the Statement of Additional Information for further information on money market fund investments.

Portfolio Holdings. A description of the Corporation's policy concerning the disclosure of portfolio holdings information is set forth in the Portfolios' Statement of Additional Information.

Risk and Return Summary - All Portfolios
--------------------------------------------------------------------------------

Special Information About Cash Management For Municipalities and Institutions

The Portfolios' investment objectives and strategies are consistent with the special cash management needs of institutions, such as universities, hospitals, and not-for-profit organizations, as well as municipalities, other governmental agencies and political subdivisions (collectively, "governmental units") that must manage investments conservatively. Governmental units that, like the Corporation, are located in Virginia, should note that the Portfolios invest only in those instruments in which such governmental units are permitted to invest directly under Sections 2.2-4501 through 2.2-4510 of the Code of Virginia, and that the Federal Portfolio also meets the investment restrictions for sinking funds under section 2.2-4500 of the Code of Virginia. Specialized cash management features are available through the Portfolios, including the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, and assistance in complying with specialized accounting and record keeping required under the Internal Revenue Code (the "IRS Code") arbitrage rebate provisions applicable to the earnings on proceeds of tax-exempt bonds.

Valuation

Each Portfolio values its portfolio securities based on the amortized cost method of valuation in accordance with rules adopted by the Securities and Exchange Commission ("SEC"). Under this method, the Portfolios' shares are normally valued at $1.00 per share. The amortized cost method permits the Portfolios to establish the value of each security held in its portfolio based on its cost to the Portfolio and to assume a constant amortization rate to maturity of any discount or premium. Accordingly, this valuation method does not reflect the impact of fluctuating interest rates on the market value of the security. Using this method, the Adviser, on behalf of the Corporation, determines the NAV of each Portfolio as of 12:00 noon, Eastern Time, Monday through Friday exclusive of Federal holidays, [except Good Friday] (a "Business Day"). The Portfolios' NAV per share -- the price at which shares of the Portfolios are purchased and redeemed -- is determined by dividing the value of the net assets of each Portfolio by its total number of shares outstanding.

Management of the Corporation
--------------------------------------------------------------------------------

Board of Directors

The Corporation's Board of Directors has overall responsibility for supervising the business and affairs of each of the separate money market portfolios offered by the Corporation, including oversight of those organizations retained by the Board of Directors to provide investment advisory, administration and distribution services to the Portfolios. These organizations are described below. In addition, the Board of Directors has appointed an Advisory Board. Members of the Advisory Board are not permitted to serve on the Corporation's Board of Directors or serve as officers of the Corporation. Members of the Advisory Board may, however, be employees of institutions or governmental units that are shareholders of the portfolios offered by the Corporation. The function of the Advisory Board is to consult with and to advise the Board of Directors as to matters relating to the business of the Corporation and the Portfolios offered by the Corporation; the Advisory Board does not have the authority to bind the Corporation. The Statement of Additional Information sets forth the identity and other information about the Corporation's Board of Directors and members of the Advisory Board. Please refer to further information set forth in the Statement of Additional Information relating to the "Directors and Officers" of the Corporation.

Investment Advisory and Administration Arrangements

PFM Asset Management LLC ("PFM Asset Management"), the principal offices of which are located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser of the Portfolios pursuant to the terms of separate advisory agreements relating to each Portfolio ("Advisory Agreements"). PFM Asset Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is under common ownership with Public Financial Management, Inc. ("PFM"), a financial advisory firm.

In the aggregate, PFM Asset Management and PFM have acted as financial advisers and/or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. PFM Asset Management had more than $20.8 billion in discretionary funds under management as of February 28, 2005. Together, these companies provide their clients with financial, investment advisory, and cash management services. Prior to July 31, 2002, PFM was the investment adviser to the Prime Portfolio.

Under the Advisory Agreements, PFM Asset Management is responsible for providing a continuous investment program and computing NAV for the Portfolios, as well as maintaining the books of account and related records. All expenses incurred by PFM Asset Management in connection with the provision of such services to the Portfolios, other than the cost of securities (including brokerage commissions, if any) purchased by the Portfolios, will be paid by PFM Asset Management. As compensation for its services under the Advisory Agreements, PFM Asset Management is entitled to receive from each Portfolio an annual fee, based on the average daily net assets of the respective Portfolio. The fee is accrued daily and payable monthly, in accordance with the following schedule:

        For the first $200 million of assets                     .12 of 1%
        For assets over $200 up to $400 million                  .10 of 1%
        For assets over $400 million up to $600 million          .09 of 1%
        For assets over $600 million                             .08 of 1%

Fee waivers and/or expense reimbursements may be provided by the Adviser on a voluntary basis.

PFM Asset Management also provides certain administrative services to the Portfolios pursuant to the terms of an administration agreement ("Administration Agreement"). Under the Administration Agreement, PFM Asset Management provides all necessary administrative services, other than those relating to each Portfolio's investment portfolio and the maintenance of its accounting books and records. The Administration Agreement requires PFM Asset Management to provide office space and facilities, equipment and personnel necessary for the operation of the Portfolios, (including the salaries of each of those directors, officers and employees of the Corporation who are affiliated persons of the Adviser); oversee the preparation of tax returns, reports to shareholders and the Board of Directors, and filings with the SEC and state "Blue Sky" authorities; and coordinate the activities of other service providers. As compensation for its services under the Administration Agreement, PFM Asset Management is entitled to a fee, accrued daily and payable monthly, at the annual rate of 0.05% and 0.15% of the average daily net assets of Institutional and Investor Class Shares, respectively, of the Portfolios. In addition, PFM Asset Management serves as transfer agent for each of the Portfolios under the terms of a transfer agency agreement ("TA Agreement"). For these services, PFM Asset Management ("Transfer Agent") is entitled to reimbursement of out-of-pocket expenses incurred in performing its duties under the TA Agreement but is not otherwise compensated for services provided under that Agreement.

Management of the Corporation
--------------------------------------------------------------------------------

Unless expressly assumed by PFM Asset Management under the agreements discussed above or by the Distributor (see below) all expenses incurred in the operation of the Portfolios are paid by the Portfolios, including but not limited to, legal and audit expenses, fees and expenses of the Portfolios' custodian bank, certain costs associated with the distribution of shares of the Portfolios (including the cost of the preparation and setting in type of its prospectus and reports to shareholders and the costs of printing and distributing those copies of the prospectus and reports sent to shareholders), fees associated with the registration of the Portfolios' shares under Federal and state securities laws, and interest, taxes and other non-recurring or extraordinary expenses, including litigation.

Fee waivers and/or expense reimbursements may be provided by PFM Asset Management on a voluntary basis.

Distributor and Other Service Providers

Shares of the Prime Portfolio and the Federal Portfolio are offered on a continuous basis through PFM Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of the Adviser, pursuant to the terms of an agreement ("Distribution Agreement") between the Distributor and the Corporation. The Portfolios have also adopted a plan of distribution (the "Plan" or "Rule 12b-1 Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Fund, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials.

Under the Plan, distribution expenses relating to a particular Portfolio are borne by the Portfolio. Expenses relating to both Portfolios are allocated between the Portfolios on a pro-rata basis, subject to the review of the Board at each of its quarterly meetings.

Funds for the purchase of shares are deposited with and securities are held by Wachovia Bank, N.A. as Custodian.

Shareholder Information
--------------------------------------------------------------------------------

How to Purchase and Redeem Shares

Purchases

Shares of the Portfolios are offered on a continuous basis at the NAV next determined after an order is entered and deemed effective on the basis described below under "When Shares Are Purchased and Dividends Declared and Paid." There is no sales charge. Shares may be purchased through the Transfer Agent or the Distributor. Shares of the Portfolios are available to institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations.

The classes have different expenses and other characteristics, as described below.

Institutional Class                                Investor Class
-------------------                                --------------
       o $10 million minimum investment(1) and           o No minimum investment
       o $10 million average balance(1)                  o No minimum balance
       OR
       o Institutions that participate in certain programs sponsored by PFM Asset
         Management LLC(2)

(1) Based on value of single account, aggregate value of related accounts or, under appropriate circumstances, anticipated investment during the 13 month period following the initial investment ("letter of intent option").

(2)   See Additional Purchase Information, below, for further information.

The Corporation reserves the right to increase or decrease the minimum amount required to open and maintain an account or add to an existing account, without prior notice.

Converting Shares

Any conversion between classes of shares of the same Portfolio is a nontaxable event. At the time of conversion, the total value of an investor's "old" shares will equal the total value of that investor's "new" shares.

Investor Share Class investors may convert Investor Class Shares into Institutional Class Shares at any time if their total account balance in the Portfolios, in the aggregate, is at least $10,000,000.

If an Institutional Share Class investor's total account balance in the Portfolios, in the aggregate, declines below $10,000,000, and that investor does not otherwise qualify to hold Institutional Class Shares, the investor's Institutional Class Shares may be converted into Investor Class Shares. An investor will be notified in writing before any such mandatory conversion into Investor Class Shares occurs.

Investors who purchase Institutional Class Shares using the letter of intent option who do not qualify, by the end of the commitment term, to purchase and own Institutional Class Shares, will have the Institutional Class Shares they have purchased automatically converted into Investor Class Shares.

Opening Account(s)

A properly completed application (the "Application") must be sent to the Distributor at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044 to open a new account. A properly completed Application must be received by the Transfer Agent before a deposit or a redemption request will be honored.

Shareholder Information
--------------------------------------------------------------------------------

Initial investments may be made in either of two convenient ways:

1. By Mail. Payment may be made by check, money order, Federal Reserve draft, or negotiable bank draft payable to the order of the appropriate Portfolio for your account and mailed to:

                      (Portfolio Name and Class of Shares)
                      Commonwealth Cash Reserve Fund, Inc.
                  c/o PFM Asset Management LLC, Transfer Agent
                          One Keystone Plaza, Suite 300
                          North Front & Market Streets
                            Harrisburg, PA 17101-2044

2. By Wire. Payment may be wired in Federal Funds (money credited to a bank account with a Federal Reserve Bank) to the Portfolios' Custodian. To insure prompt and proper crediting to its account, a Shareholder choosing to place money in the Portfolios by wire should telephone the Transfer Agent in advance at 1-800-338-3383, and wire funds to:

                               Wachovia Bank, N.A.
                               Richmond, Virginia
                                 ABA# 051000253
               for credit to (Portfolio Name and Class of Shares)
               Account No 2079900437663 (for the Prime Portfolio)
                                       or
              Account No 2018414226538 (for the Federal Portfolio)

Additional Investments

Additional investments may be made in any amount after an account has been established by simply mailing directly to the Transfer Agent (at the address indicated above under "By Mail") a check, money order or negotiable bank draft, made payable to the appropriate Portfolio, by wiring funds (to the address indicated above under "By Wire") after calling the Transfer Agent in advance, as described above, or by initiating a transaction through the Portfolios' website at www.ccrf.net. In each case, the shareholder should indicate the name and account number to insure prompt and proper crediting of the account.

Additional Purchase Information

Institutions whose participation in programs sponsored by PFM Asset Management or PFM would enable them to purchase Institutional Class Shares include: participants in the Virginia AIM Program, Virginia SNAP(R) Program, and corresponding programs in other states; certain clients of PFM Asset Management that do not anticipate a high volume of transactions; shareholders who are spending down bond proceeds after having initially qualified to purchase Institutional Class Shares; and investors who were shareholders of either of the portfolios as of January 1, 2004 and have maintained a continuous investment since that time.

When Shares Are Purchased and Dividends Declared and Paid

The Portfolios seek to be as fully invested as possible at all times to achieve high income. As the Portfolios will be investing in instruments that normally require same day payment in Federal Funds, the Portfolios have adopted certain procedures for the convenience of investors and to insure that each Portfolio has investable funds available to it.

Shareholder Information
--------------------------------------------------------------------------------

The net asset value per share of each of the Portfolios is determined each Business Day at 12:00 noon, Eastern Time. A purchase of shares of a Portfolio will be effected at the NAV per share next determined after receipt of the purchase order in "good order." "Good order" means receipt by the Transfer Agent of an acknowledged notification (written or verbal) and completed registration forms and receipt by the Custodian of full payment in Federal Funds. Wire payments not in Federal Funds will normally be converted into Federal Funds on the Business Day after receipt of the wire by the Custodian. Payments transmitted by check will normally be converted to Federal Funds within one day after receipt by the Custodian. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Shares will begin earning dividends starting on the day the shares are purchased and dividends will not be accrued on the day on which the shares are redeemed. All dividends will be invested in additional shares of the Portfolio.

Confirmations

All purchases of shares will be confirmed and credited to the Shareholder in an account maintained by the Portfolio in full and fractional shares of the appropriate Portfolio (rounded to the nearest 1/1000 of a share). Share certificates will not be issued. The Corporation reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.

Redemptions

The Portfolios provide day to day liquidity on any Business Day. Shareholders may withdraw their investment, in whole or in part, on any Business Day upon receipt by the Corporation in the proper form (i.e., use of one of the redemption methods described below) of a redemption request. Except for shares recently purchased by check, as discussed below, there is no minimum time period for any investment in the Portfolios. There are no redemption fees or withdrawal penalties. A completed Application must have been received by the Corporation before redemption requests of any kind will be honored.

Convenient Redemption Methods

A Shareholder has the flexibility of three redemption methods for easy and convenient access to the Portfolios. Under the first two methods, for security reasons, cash proceeds from redemptions are sent by the Portfolios only to the predesignated bank account(s) of the Shareholder. Such payments will be wired to the Shareholder's predesignated bank account in accordance with the Shareholder's instructions.

1. By Mail. Redemptions may be requested by a letter of instruction signed by an authorized signatory or signatories of the Shareholder, from the Shareholder indicating the account number, amount to be redeemed, and payment directions sent to:

                      (Portfolio Name and Class of Shares)
                      Commonwealth Cash Reserve Fund, Inc.
                  c/o PFM Asset Management LLC, Transfer Agent
                          One Keystone Plaza, Suite 300
                          North Front & Market Streets
                            Harrisburg, PA 17101-2044

The mailed redemption should contain the following information:

* Portfolio Name.
* Class of Shares.
* Account Number.
* Dollar amount or number of shares to be redeemed or a statement that all of the shares are to be redeemed.
* Payment instructions (redemption proceeds will be wired to a Shareholder's bank account designated by the Shareholder in the Application and specified in the redemption request).
* Authorized signatures of the Shareholder.

Shareholder Information
--------------------------------------------------------------------------------

2. By Telephone or Internet. The Portfolios will accept telephone or Internet requests for redemption for payment to predesignated bank accounts. Such requests must be made by an authorized person. The account number and amount to be redeemed must be supplied by the Shareholder. To redeem by telephone call:
1-800-338-3383. After receiving user and password information, Shareholders may request redemptions over the Internet at www.ccrf.net.

If the telephone or Internet redemption request is received prior to 12:00 noon, Eastern Time, funds will be wired to the Shareholder's designated account on that same Business Day. Requests received after 12:00 noon will be processed on the next day that NAV is determined. Funds will remain invested in the Portfolios until the day that they are wired. The commercial bank account information supplied to the Corporation must be in the exclusive name of the Shareholder or the Shareholder's agent. The Shareholder may at any time change or add designated bank accounts by completing and returning a form available from the Corporation.

3. By ACH. Upon request, the Transfer Agent will utilize the Automated Clearing House to make payments to a Shareholder's account. Shareholders wishing to utilize this service should obtain the necessary permission forms and instructions from the Transfer Agent. Shareholders should contact the Transfer Agent at 1-800-338-3383 by 2:30 P.M., Eastern Time, on the Business Day before the desired payment settlement in order to request payments by ACH.

4. By Redemption Check. Wachovia Bank, N.A., the Portfolios' Custodian will provide each shareholder who requests checkwriting, without charge, with a book of redemption checks. A shareholder wishing to use this redemption check procedure should notify the Corporation or so indicate on the Application and will thereupon be issued redemption checks for this purpose. Redemption checks may be signed only by those authorized on the Application.

The Shareholder will be subject to applicable banking rules and regulations, but there is no charge to the Shareholder for the maintenance of this redemption check writing privilege or for clearing any redemption checks. The Shareholder may have a redemption checking privilege for each separate account. When a redemption check is presented to Wachovia Bank, N.A. for payment, the Transfer Agent will cause the appropriate Portfolio to redeem a sufficient number of full and fractional shares in the Shareholder's account to cover the amount of the redemption check. The redemption check procedure enables the Shareholder to continue receiving dividends on those shares which are equal to the amount being redeemed by the redemption check until such time that the redemption check is presented to the Custodian for payment.

A Shareholder should be certain that adequate Portfolio shares (which were not recently purchased by check) are in the account to cover the redemption check. See "Redemption Procedures" below for special requirements as to Portfolio shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Corporation or the Custodian upon notice to shareholders.

Redemption Procedures

Redemption of shares will occur at the next determined NAV following the receipt of a request for redemption in proper form (as discussed above in "Convenient Redemption Methods") by the Corporation. If received before 12:00 noon, a redemption request will normally be processed on the Business Day it is received and except as set forth below, no more than seven days after a proper request for redemption is received. Redemption requests for shares purchased by a check (irrespective of whether the check is a regular check, cashier's or official bank check) within the prior fifteen days will be processed as stated above; however, payment of redemption proceeds relating to shares purchased by check within fifteen days of the date on which the redemption request was received may be delayed by the Corporation until a determination is made that the check given in purchase has cleared, which may be up to fifteen days from the purchase date. Using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases can eliminate possible delays in redemptions.

Shareholder Information
--------------------------------------------------------------------------------

If the Board of Directors of the Corporation determines that it would be detrimental to the best interest of the remaining shareholders to make payment wholly in cash, the Corporation may pay the redemption price from the investment holdings of the Portfolios, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. It should be noted that the management of the Portfolios considers the prospect highly remote that the Portfolios would redeem shares using this "in kind" provision.

Frequent Purchases and Redemptions of Fund Shares

The Board of Directors has determined not to adopt a policy regarding the frequent purchase and redemption of Portfolio shares because each Portfolio invests exclusively in money market instruments. Moreover, each Portfolio has adopted policies designed to stabilize its share price at $1.00. Under these circumstances, it is not expected that the frequent purchase and redemption of shares will adversely impact the Portfolios.

Dividend, Tax and Related Information

Dividends

All of the Portfolios' net income is declared daily as a dividend and paid monthly on the last Business Day of each month in additional shares at the NAV (ordinarily $1.00 per share). The Portfolios' earnings for Saturdays, Sundays and holidays are declared on the previous Business Day. All dividends will be re-invested in additional shares of the Portfolios unless specific instructions are received to pay dividends in cash. Each shareholder will receive, on a monthly basis, a summary of its account(s), including information on dividends declared during the month and the shares credited to the account(s) through reinvestment of dividends. A shareholder who redeems all of its shares receives on the next dividend payment date the amount of all dividends declared for the month to the date of redemption.

Daily dividends are calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of the NAV and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Portfolio's yield), less the estimated expenses of the Portfolio and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Portfolios' shares will fluctuate.

Taxes

Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Subchapter M") and distribute all of its taxable income. If the Portfolios so qualify, they will not pay Federal income taxes on earnings they distribute. If the Portfolios have any net long-term capital gains, the Portfolios intend to pay a capital gains distribution in accordance with the timing requirements imposed by Subchapter M.

Dividends of net investment income and distributions of net realized capital gains (except to the extent reduced by capital losses to the shareholder) are taxable to shareholders (except tax-exempt shareholders) whether they are received in cash or reinvested in shares of the Portfolios. Shareholders will be notified annually as to the Federal tax status of dividends or distributions paid. Redemptions of Portfolio shares may result in taxable gain to the redeeming shareholder if the redemption proceeds exceed the shareholder's adjusted basis for the redeemed shares.

Shareholder Information
--------------------------------------------------------------------------------

Federal income tax law requires the Corporation to withhold tax at the then-current rate from dividends and redemptions (including exchanges) that occur with respect to shareholder accounts if the shareholder has not properly furnished a certified correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain Federal tax considerations relating to taxation of each Portfolio and its shareholders. The summary does not discuss all aspects of Federal income taxation that may be relevant to a particular shareholder based upon the shareholder's particular investment circumstances or to certain types of shareholders subject to special treatment under the Federal income tax laws. It does not discuss any aspect of state, local or foreign tax laws. Prospective shareholders should consult their tax advisers with respect to the effects of investment in the Portfolios on them.

Reports to Shareholders; Independent Registered Public Accounting Firm

Shareholders will receive annual reports containing financial statements audited by independent auditors and semi-annual reports containing unaudited financial statements. In addition, the Corporation provides for each Shareholder account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information upon request.

Ernst & Young LLP, located at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103, currently serves as the Portfolios' Independent Registered Public Accounting Firm.

Financial Highlights
--------------------------------------------------------------------------------

Investor Class Shares of the Portfolios have not yet commenced operations and have no performance history. For this reason, the tables that follow only present performance information about Institutional Class Shares of the Portfolios.

The financial highlights table is intended to help you understand the financial performance of the Institutional Class Shares of the Prime Portfolio for the past five years ended March 31, 2004, the three months ended June 30, 2004 and the six months ended December 31, 2004, and the Institutional Class Shares of the Federal Portfolio since the Federal Portfolio's inception. Certain information reflects financial results for a single share. The total returns in the tables represent the rates that an investor would have earned on an investment in Institutional Class Shares of the Prime Portfolio and Federal Portfolio, respectively. The financial highlights for the three months ended June 30, 2004, and the fiscal years ended March 31, 2004, 2003, 2002, 2001, and 2000 have been audited by Ernst & Young LLP. The financial highlights for the six months ended December 31, 2004 are unaudited. These financial highlights, along with the Portfolios' financial statements, are included in the Portfolios' Semi-Annual Reports for the six months ended December 31, 2004, which is incorporated by reference in the Statement of Additional Information, which is available upon request.

Institutional Class Shares - Prime Portfolio

                                                    April 1,
                                     Six Months       2004
                                        Ended        through                             Year Ended March 31,
For a Share Outstanding Throughout   December 31,    June 30,      ------------------------------------------------------------
   Each Period                          2004           2004           2004         2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of          $1.000         $1.000         $1.000       $1.000       $1.000       $1.000       $1.000
   Period
-------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income                0.008          0.002          0.010        0.016        0.031        0.062        0.053
-------------------------------------------------------------------------------------------------------------------------------
   Total From Operations                0.008          0.002          0.010        0.016        0.031        0.062        0.053
-------------------------------------------------------------------------------------------------------------------------------
Less: Distributions
-------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income               (0.008)        (0.002)         0.010)      (0.016)      (0.031)      (0.062)      (0.053)
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                 (0.008)        (0.002)        (0.010)      (0.016)      (0.031)      (0.062)      (0.053)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.000         $1.000         $1.000       $1.000       $1.000       $1.000       $1.000
===============================================================================================================================
Total Return                             0.80%(1)       0.24%(1)       1.03%        1.65%        3.12%        6.46%        5.43%
===============================================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (000)      $379,770       $369,129       $332,147     $292,913     $249,044     $252,502     $135,708

Ratio of Expenses to Average
   Net Assets                            0.15%(2)       0.15%(2)       0.15%        0.15%        0.15%        0.15%        0.15%

Ratio of Expenses to Average
   Net Assets Before Fee Waivers         0.23%(2)       0.23%(2)       0.21%        0.22%        0.23%        0.24%        0.25%

 Ratio of Net Investment Income
    to Average Net Assets                1.60%(2)       0.97%(2)       1.02%        1.57%        3.07%        6.24%        5.34%

Ratio of Net Investment Income
   to Average Net Assets Before
   Fee Waivers                           1.52%(2)       0.89%(2)       0.96%        1.50%        2.99%        6.15%        5.24%
===============================================================================================================================

Financial Highlights
--------------------------------------------------------------------------------

Institutional Class Shares - Federal Portfolio

                                                                    Six Months          April 1, 2004        May 19, 2003*
                                                                       Ended               through              through
 For a Share Outstanding Throughout The Period                    December 31, 2004     June 30, 2004        March 31, 2004
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $1.000               $1.000                $1.000
---------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income                                                0.007                0.002                 0.008
---------------------------------------------------------------------------------------------------------------------------
   Total From Operations                                                0.007                0.002                 0.008
---------------------------------------------------------------------------------------------------------------------------
Less: Distributions
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                               (0.007)              (0.002)               (0.008)
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                 (0.007)              (0.002)               (0.008)
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                                       $1.000               $1.000                $1.000
===========================================================================================================================
Total Return                                                            0.71%(1)             0.22%(1)              0.83%(1)
===========================================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (000)                                      $59,274              $59,908              $106,749

Ratio of Expenses to Average Net Assets                                 0.14%(2)             0.14%(2)              0.13%(2)

Ratio of Expenses to Average Net Assets Before Fee Waivers              0.28%(2)             0.32%(2)              0.25%(2)

Ratio of Net Investment Income to Average Net Assets                    1.49%(2)             0.88%(2)              0.95%(2)

Ratio of Net Investment Income to Average Net Assets                    1.35%(2)             0.70%(2)              0.83%(2)
   Before Fee Waivers
===========================================================================================================================

* Date of Commencement of Operations

(1)  Not annualized.

(2)  Annualized

--------------------------------------------------------------------------------
                         Application to Open an Account
--------------------------------------------------------------------------------

Commonwealth Cash Reserve Fund, Inc.
c/o PFM Asset Management LLC, Transfer Agent
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, PA  17101-2044

                       Dated: ___________________, 20_____

The undersigned Investor hereby applies for shares of the Commonwealth Cash Reserve Fund (the "Fund") portfolio identified below:

|_| CCRF Prime Portfolio

|_| CCRF Federal Portfolio

By execution of this form, which may be in confirmation of verbal information already given, the Investor represents and warrants that the Investor has the full power and authority to make investments, that the assets being invested are not subject to any restrictions under an indenture or other agreement that prohibits investment in the selected portfolio, and that the funds invested are of a type authorized for this investment as described in the Prospectus. The persons signing on behalf of an investor warrant that they are authorized to make investments on behalf of the Investor. All persons signing represent that they have received and read the Fund's current Prospectus. The Investor appoints PFM Asset Management LLC as Transfer Agent to record the receipt of dividends and distributions and arrange for automatic reinvestment, and appoints Wachovia Bank, N.A. as Custodian, to hold all instruments and money owned by the Investor in the Fund and to receive interest and other income thereon.

The establishment of this account is subject to acceptance by the Fund and is subject to the conditions under "How To Purchase and Redeem Shares" and other provisions contained in the Prospectus.

Authorized Signature

Title

For Account Service and Redemption: Call 1-800-338-3383

--------------------------------------------------------------------------------
                            Shareholder Information
--------------------------------------------------------------------------------

Legal Name

--------------------------------------------------------------------------------
Street Address

--------------------------------------------------------------------------------
Street Address (2)

--------------------------------------------------------------------------------
City                                    State                   ZIP

================================================================================
Primary Contact Name                            Title

--------------------------------------------------------------------------------
Phone Number                                    Fax Number

--------------------------------------------------------------------------------
Email Address

================================================================================
Secondary Contact Name                          Title

--------------------------------------------------------------------------------
Phone Number                                    Fax Number

--------------------------------------------------------------------------------
Email Address

================================================================================
Send Account Statements and Confirms to:

Street Address

--------------------------------------------------------------------------------
Street Address(2)

--------------------------------------------------------------------------------
City                                    State                   ZIP

--------------------------------------------------------------------------------
Email Address

================================================================================
Send Duplicate Account Statements to:

--------------------------------------------------------------------------------
Street Address

--------------------------------------------------------------------------------
Street Address(2)

--------------------------------------------------------------------------------
City                                    State                   ZIP

--------------------------------------------------------------------------------
Email Address

================================================================================

--------------------------------------------------------------------------------
                            Withdrawal Instructions
--------------------------------------------------------------------------------

|_| Check Redemption. Please establish a Redemption Checking Account at Wachovia Bank, N.A. and send us a supply of Redemption Checks. We understand this checking account will be subject to the rules and regulations of Wachovia Bank, N.A. pertaining thereto, as amended from time to time, except that there will be no service fees or other charges imposed on the Investor. We understand that checks may only be signed by those persons authorized on this Application.

|_| Electronic Funds Transfer to Predesignated Banks. Redemption by wire transfer or ACH is requested. Wachovia Bank, N.A. is authorized to honor telephonic or written instructions without signature guarantees from any person for redemption of any or all Fund shares so long as redemption proceeds are transmitted to one of the accounts identified below.

================================================================================
Bank Name                               Bank's ABA
                                        Routing Number

--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Title of Account at Bank (Must be the same as that in which the Fund shares are recorded)

--------------------------------------------------------------------------------
Account Number

================================================================================
Bank Name                               Bank's ABA
                                        Routing Number

--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Title of Account at Bank (Must be the same as that in which the Fund shares are recorded)

--------------------------------------------------------------------------------
Account Number

================================================================================
Bank Name                               Bank's ABA
                                        Routing Number

--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Title of Account at Bank (Must be the same as that in which the Fund shares are recorded)

--------------------------------------------------------------------------------
Account Number

================================================================================

--------------------------------------------------------------------------------
                      Taxpayer Identification Number (TIN)
--------------------------------------------------------------------------------

If the information required by this section is not provided, The current IRS Backup Withholding Rate of taxable dividends, capital gains distributions and proceeds of redemptions and exchanges will be imposed under federal tax regulations.

--------------------------------------------------------------------------------
Enter your TIN (Social Security number of
individuals or employer I.D. number of          -------------------------------
entities, including corporations,
partnerships, estates and trusts):              -------------------------------

--------------------------------------------------------------------------------
Check all applicable boxes:

      |_| I have not been notified by the IRS that I am currently subject to Backup Withholding.

      |_|   I am an exempt recipient.

      |_|   I am neither a citizen nor a resident of the United States.

--------------------------------------------------------------------------------
                            Signature Authorization
--------------------------------------------------------------------------------

PFM Asset Management LLC is hereby authorized to act as agent for the recorded owner of the shares in effecting purchases and redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the recorded owner of such shares, including redemptions, if any, made by Redemption Check. PFM Asset Management LLC shall be liable only for its own negligence and not for the default or negligence of its correspondents, or for losses in transit.

Under penalties of perjury, I (we) certify that the information provided in the TIN section of this application is true, correct and complete. I (we) certify to my (our) capacity to act in behalf of the entity named above, to invest, and if applicable, to open a checking account based on shares of the Fund.

--------------------------------------------------------------------------------
Name (Please print)                Title             Signature

--------------------------------------------------------------------------------
Name (Please print)                Title             Signature

--------------------------------------------------------------------------------
Name (Please print)                Title             Signature

--------------------------------------------------------------------------------
Name (Please print)                Title             Signature

================================================================================
Number of signatures required for
redemption requests

================================================================================
Name of Investor, Trustee or other Fiduciary

--------------------------------------------------------------------------------
Signature of Applicant                          Date

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                    Additional Information for Bond Proceeds
---------------------------------------------------------------------------------------------------------

Type of Bond Issue   |_| General Obligation |_| Revenue |_| Certificate of Participation (COP)

---------------------------------------------------------------------------------------------------------
Name and Full Title of Bond Issue

---------------------------------------------------------------------------------------------------------
Purpose of Bond Issue                           Date Bond Issue Settled

=========================================================================================================

1.    Original proceeds of the bonds (par, less any bond and underwriting
      discount, plus any premium and accrued interest):                         $
                                                                            ----------------------------
2.    Total amount of bond proceeds available for deposit                       $
                                                                            ============================
3.    Difference between lines 1 and 2, if any.                                 $
---------------------------------------------------------------------------------------------------------
Difference results from:  |_| Reimbursement on closing date for prior advances

                          |_| Payment on closing date of accumulated invoices then due and payable

                          |_| Other ______________________________________________________________
---------------------------------------------------------------------------------------------------------
Names and amounts of other related bond funds, (i.e., debt service, sinking fund, debt service reserve fund, revenue fund, or other funds that are or may be deemed to be proceeds of the bond issue), if any:



=========================================================================================================
Bond yield calculated pursuant to the Rebate Regulations (%)
=========================================================================================================
Is the issue subject to rebate (without any exceptions)?                     |_| Yes   |_| No
---------------------------------------------------------------------------------------------------------
Is the 6 month exception applicable to this issue?                           |_| Yes   |_| No
---------------------------------------------------------------------------------------------------------
Is the construction exception (24 month spenddown) applicable to this issue? |_| Yes   |_| No
---------------------------------------------------------------------------------------------------------
If the 24 month spenddown is applicable, has the issuer elected to pay a     |_| Yes   |_| No
penalty in lieu of rebate?
---------------------------------------------------------------------------------------------------------
Is the small issuer exception ($5,000,000/$10,000,000) applicable to         |_| Yes   |_| No
this issue?
---------------------------------------------------------------------------------------------------------
If deposit is not made at settlement, has any portion of the                 |_| Yes   |_| No
issue been refunded?
---------------------------------------------------------------------------------------------------------
Please provide copies of the following bond documents:

 |_| Official Statement

 |_| IRS Form 8038-G

 |_| Arbitrage or Tax Certificate

 |_| Trust Indenture, if applicable

For More Information

Additional information about the Portfolios and the securities in which each Portfolio invests can be found in the Statement of Additional Information ("SAI"). The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. You can obtain free copies of the SAI, request other information and get answers to your questions by calling the Distributor at 800-338-3383, by writing to Commonwealth Cash Reserve Fund, Inc., P.O. Box 1192, Richmond, VA 23209-1192 or via the Internet at www.ccrf.net.

To invest or make additional deposits in the Portfolios, to redeem shares, or for yield information or general account inquires, contact the Portfolio's Transfer Agent at 800-338-3383.

To request new account applications or to invest in the Portfolios, please contact the Portfolio's Distributor, PFM Fund Distributors, Inc. at 800 338-3383.

You can review and copy the Portfolios' reports and SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Reports and other information about the Portfolios' are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


       The Corporation's Investment Company Act File number is 811-4933.

                                                            CCRF Prime Portfolio
                                                          CCRF Federal Portfolio
                                             Statement of Additional Information
                                                            Dated [July 1, 2005]

                               [GRAPHIC OMITTED]

This Statement of Additional Information ("Statement of Additional Information") relates to Institutional Class and Investor Class shares of both the Commonwealth Cash Reserve Fund ("Prime Portfolio") and the CCRF Federal Portfolio ("Federal Portfolio") (each a "Portfolio" or collectively, the "Portfolios"), each a series of shares issued by Commonwealth Cash Reserve Fund, Inc. ("Corporation"). It is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus, dated [July 1, 2005], relating to the Portfolios ("Prospectus"). This Statement of Additional Information contains more detailed information about the Portfolios and the Corporation than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which can be obtained from the Corporation at the address and telephone number printed above or from the Portfolios' distributor, PFM Fund Distributors, Inc. ("Distributor"), One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101, 1-800-338-3383.

                                                             [LOGO] Commonwealth
                                                             -------------------
                                                             Cash  Reserve  Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                              CCRF PRIME PORTFOLIO

                             CCRF FEDERAL PORTFOLIO

                      Commonwealth Cash Reserve Fund, Inc.

Table of Contents

2        HISTORY OF THE CORPORATION

2        INVESTMENT POLICIES

4        INVESTMENT RESTRICTIONS

6        DIRECTORS AND OFFICERS

9        ADDITIONAL INFORMATION ABOUT MANAGEMENT

13       DISTRIBUTION ARRANGEMENTS

15       VALUATION

15       GENERAL INFORMATION


         --------------------------------------------------------------
         P.O. Box 1192 o Richmond, Virginia 23209-1192 o 1-800-338-3383

HISTORY OF THE CORPORATION
--------------------------------------------------------------------------------

The Corporation was organized under the laws of the Commonwealth of Virginia on December 8, 1986. Interests in each Portfolio are represented by shares of common stock that entitle their holders to a pro rata interest in the assets of the respective Portfolio. The Corporation is classified as an open-end, "no load," diversified, multi-class series, registered investment company. "Open-end" means that the Corporation's Portfolios are continuously available for investment or redemption. "No load" means that there is no sales charge at any time for either purchases or redemptions of Portfolio shares (although the Portfolios have a distribution plan). "Diversified" means that the Portfolios meet certain diversification requirements set forth in the Investment Company Act of 1940 ("1940 Act"). "Series" means that the Corporation is authorized to offer additional investment portfolios in the future, each of which will be treated for investment purposes as a separate investment company. "Multi-class" means that each Portfolio is authorized to offer more than one class of shares. While each class will be invested in the same portfolio of securities, expenses and, therefore, returns on your investment will vary by class. "Registered" means that the Corporation is registered with the Securities and Exchange Commission ("SEC") under the 1940 Act and must conform with various organizational and operational standards.

In addition to the Portfolios, the Corporation also has a third series, the SNAP(R) Fund, which is sold pursuant to a separate prospectus and statement of additional information.

On June 18, 2004, the Corporation's Board of Directors approved changing the fiscal year-end of the Corporation's portfolios from March 31 to June 30, effective June 30, 2004.

INVESTMENT POLICIES
--------------------------------------------------------------------------------

The following information supplements the discussion of investment objectives and policies of the Portfolios found under "Investment Objectives and Policies" in the Prospectus.

Additional Requirements for Commercial Paper (Prime Portfolio only)

As stated in the Prospectus, the Prime Portfolio may only purchase commercial paper which either satisfies certain statutory requirements or is approved by the Board of Directors of the Prime Portfolio in accordance with certain statutory procedures. Absent such Board of Directors' approval, commercial paper must meet the following statutory criteria:

      (a) The issuing company or its guarantor, must have a net worth of at least fifty million dollars;

      (b) The net income of the issuing company or its guarantor, must have averaged three million dollars per year for the five years immediately previous to purchase; and

      (c) All existing senior bonded indebtedness of the issuing company must have been rated A or better or the equivalent by at least two of the following: Moody's Investors Service, Inc., Standard & Poor's Inc., or Fitch Investor's Service

Ratings of Commercial Paper and Corporate Bonds (Prime Portfolio only)

Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's Inc. ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety: A-1, the highest of the three, indicates the degree of safety is very strong; A-2 indicates that the capacity for timely repayment is strong; A-3 indicates that capacity to repay is satisfactory but more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2. Moody's Investors Service, Inc. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3, to indicate the relative capacity of the issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment, but the effects of industry characteristics and market competition may be more pronounced. Fitch Investor's Service Inc. ("Fitch") employs the designations of F-1, F-2, and F-3, which are comparable to the S&P designations.

Bonds rated AAA have the highest rating assigned by S&P to a debt obligation and capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to adverse effects of changes in circumstances and economic conditions.

Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality. They are rated lower than the best bonds because margins of protection may not be as large or because fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of various securities. It should be emphasized, however, that ratings are not absolute standards of quality.

Additional Requirements for Municipal Obligations (Prime Portfolio only)

The Prime Portfolio may only purchase municipal obligations that are legal investments for governmental units in Virginia under Section 2.2-4501 of the Code of Virginia, as it may be amended from time to time. The following municipal obligations are permitted investments for the Portfolio.

Obligations of the Commonwealth of Virginia - Stocks, bonds, notes and other evidences of indebtedness of the Commonwealth of Virginia, and those unconditionally guaranteed as to the payment of principal and interest by the Commonwealth of Virginia.

Obligations of Other States - Stocks, bonds, notes and other evidences of indebtedness of any state of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that within the twenty fiscal years next preceding the making of such investment, such state has not been in default for more than ninety days in the payment of any part of principal or interest of any debt authorized by the legislature of such state to be contracted.

Obligations of Virginia Governmental Units - Bonds, notes and other evidences of indebtedness of any county, city, town, district, authority or other public body in the Commonwealth of Virginia upon which there is no default; provided, that if the principal and interest is payable from revenues or tolls and the project has not been completed, or if completed, has not established an operating record of net earnings available for payment of principal and interest equal to estimated requirements for that purpose according to the terms of the issue, the Portfolio will invest in such instruments only when PFM Asset Management LLC ("PFM Asset Management" or "Adviser"), the Portfolio's investment adviser, is satisfied that the credit risk with respect to the issuer is minimal.

Obligations of Governmental Units in Other States - Legally authorized stocks, bonds, notes and other evidences of indebtedness of any city, county, town or district situated in any one of the states of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that (i) within the twenty fiscal years next preceding the making of such investment, such city, county, town or district has not been in default for more than ninety days in the payment of any part of principal or interest of any stock, bond, note or other evidence of indebtedness issued by it; (ii) such city, county, town or district shall have been in continuous existence for at least twenty years; (iii) such city, county, town or district has a population, as shown by the federal census next preceding the making of such investment, of not less than 25,000 inhabitants; (iv) the stocks, bonds, notes or other evidences of indebtedness in which such investment is made are the direct legal obligations of the city, county, town or district issuing the same; (v) the city, county, town or district has power to levy taxes on the taxable real property therein for the payment of such obligations without limitation of rate or amount; and (vi) the net indebtedness of such city, county, town or district (including the issue in which such investment is made), after deducting the amount of its bonds issued for self-sustaining public utilities, does not exceed ten percent of the value of the taxable property in such city, county, town or district, to be ascertained by the valuation of such property therein for the assessment of taxes next preceding the making of such investment.

Investment Company Securities

Both the Prime Portfolio and the Federal Portfolio may invest in the securities of other money market mutual funds ("investment companies") provided that the instruments in which any such investment company may invest are restricted to those in which the Prime Portfolio or the Federal Portfolio, as the case may be, would be permitted to invest directly. Investments in other investment companies are further limited under relevant provisions of the 1940 Act. Under these limitations a Portfolio may not purchase shares of an investment company if (i) such a purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; or (ii) such a purchase would cause the Portfolio to have more than 5% of its total assets invested in the investment company; or (iii) more than 10% of the Portfolio's total assets were to be invested in the aggregate in all investment companies. As a shareholder in a mutual fund, a Portfolio would bear its pro rata portion of the investment company's investment expenses, including advisory fees, in addition to its own expenses.

Turnover and Portfolio Transactions

In general, the Portfolios will purchase instruments with the expectation of holding them to maturity. However, the Portfolios may to some degree engage in trading to attempt to take advantage of short-term market variations. The Portfolios may also sell investments in order to meet redemptions or as a result of revised management evaluations of the issuer. The Portfolios will have a high annual portfolio turnover because of the short maturities of the instruments held, but this should not affect the Net Asset Value ("NAV") or income, as brokerage commissions are not usually paid on the purchase, sale, or maturity of the instruments in which the Portfolios invest.

The Portfolios will seek to obtain the best net price (yield basis) and the most favorable execution of orders. Purchases will be made directly from the issuers or underwriters, or dealers or banks that specialize in the types of instruments purchased by the Portfolios. Purchases from underwriters will reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. If the execution and price offered by more than one dealer are comparable, PFM Asset Management may allocate the order to a dealer that has provided research advice (including quotations on investments). By allocating transactions to obtain research services, the Portfolios enable PFM Asset Management to supplement its own research and analyses with the views and information of others. Purchase and sale orders for securities or instruments held by the Portfolios may be combined with those of other investment companies or accounts that PFM Asset Management manages in the interest of the most favorable net results for all. When PFM Asset Management determines that a particular security or instrument should be bought or sold for the Portfolios and other accounts managed by PFM Asset Management, PFM Asset Management undertakes to allocate those transactions among the participants equitably, usually on the basis of the sizes of the participating accounts.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Fund has adopted the investment restrictions for each Portfolio as set forth below. Unless otherwise expressly noted, each investment restriction is a fundamental policy of each Portfolio and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the relevant Portfolio. As defined in the 1940 Act, a majority of the outstanding voting securities means the lesser of (a) 67 percent of the outstanding shares of the Portfolio at a meeting where the holders of more than 50 percent of the outstanding voting securities are present in person or by proxy; or (b) more than 50 percent of the outstanding voting securities of the Portfolio.

(1) A Portfolio may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.2-4500 through 2.2-4510 of the Code of Virginia of 1950, as it may be amended from time to time. A Portfolio may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities that are legal investments even though the issuer invests in real estate or has interests in real estate.

(2) A Portfolio may not purchase any securities if 25% or more of the relevant Portfolio's total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).

(3) A Portfolio may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the relevant Portfolio's total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

(4) Although a Portfolio may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Portfolios will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements.

(5) A Portfolio may not invest for the purpose of exercising control or management of other issuers.

(6) A Portfolio may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin.

(7) A Portfolio may not engage in the business of underwriting securities issued by other persons, except to the extent a Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities. Also, it may not invest in restricted securities. Restricted securities are securities that cannot be freely sold for legal reasons.

(8) A Portfolio can only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. A Portfolio will not borrow to increase its income but only to meet redemptions. A Portfolio will not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9) A Portfolio may not purchase securities of any other investment company if
(i) the Portfolio and any company or companies controlled by it would then own, in the aggregate, more than 3% of the voting securities of such investment company or (ii) more than 10% of the Portfolio's total assets would then be invested in investment companies.

(10) A Portfolio may not issue senior securities or senior shares as defined in the 1940 Act, provided that a Portfolio may borrow from banks to the extent and for the purposes set forth in restriction (8) above.

It is the position of the SEC (and an operating, although not a fundamental policy of the Portfolios) that money market funds such as the Prime Portfolio and the Federal Portfolio may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Portfolios do not expect to own any investment that is not readily marketable but it is possible that market quotations may not be readily available as to the obligations of banks which are of relatively small size. Therefore, the obligations of such smaller banks will be purchased only within the 10% limit if
(i) they are payable at principal amount plus accrued interest within seven days after purchase or on demand within seven days after demand; or (ii) the Board of Directors determines that a readily available market exists for such obligations. It should be noted that, repurchase agreements with remaining maturities of seven days or more (that are not subject to put) are considered to be illiquid. If the 10% limitation on investing in illiquid securities is adhered to at the time of investment, but later increased beyond 10% resulting from a change in values of net Portfolio assets, the Portfolio shall then bring the percentage of illiquid investments back into conformity as soon as practicably possible.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values of net Portfolio assets will not be considered a violation of the above percentage investment restrictions, with the exception of the restriction on borrowing set forth in (8) above; but the Portfolio shall then use prudence in bringing all percentage restrictions back into conformity. For borrowing (restriction (8) above), if the 20% limitation on borrowing is adhered to at the time of investment, but later increased beyond 20% but no more than 33% resulting from a change in values of net Portfolio assets, it will not be considered a violation of the Portfolio's limitation on borrowing; nevertheless, the Portfolio shall then use prudence in bringing the percentage of borrowing back into conformity. Should borrowing exceed 33% of the value of the Portfolio's total assets resulting from a change in values of net Portfolio assets at any time, the Portfolio shall then reduce borrowings to no more than 33% within three days and will continue to use prudence in bringing the percentage of borrowing back into conformity.

The Board of Directors has a policy to govern the circumstances under which disclosure regarding securities held by the Portfolios ("Portfolio Securities"), and disclosure of purchases and sales of such securities, may be made to shareholders of the Corporation or other persons.

      o Public disclosure regarding the Portfolio Securities is made quarterly in Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Portfolios.

      o Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Corporation or any of the Portfolios, but only if such disclosure has been approved in writing by the Chief Compliance Officer of the Corporation (the "CCO"). In connection with such arrangements, the recipient of the information must agree to maintain the confidentiality of the information provided and must also agree not to use the information for any purpose other than to facilitate its rating or ranking of the Corporation.

      o This policy relating to disclosure of the Corporation's holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Adviser or to other service providers, including but not limited to the Corporation's administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Corporation purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by a Portfolio that is made on the same basis to all shareholders of the Portfolio.

      o The CCO may approve other arrangements, not described herein, under which information relating to Portfolio Securities held by the Portfolios, or purchased or sold by the Portfolios (other than information contained in Official Reports), is disclosed to any shareholder or other person. The CCO shall approve such an arrangement only if she/he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably likely to benefit the Corporation and is unlikely to affect adversely the Corporation, any Portfolio or any shareholder of the Corporation. The CCO shall inform the Board of Directors of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board of Directors following such approval.

Neither the Adviser nor the Corporation (or any affiliated person, employee, officer, director or member of the investment adviser or the Corporation) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Portfolios.

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

The Corporation's Board of Directors ("Board") is responsible for the overall supervision of the Portfolios and the Corporation. Each member of the Board was elected by the Corporation's shareholders. Under the Corporation's Amended and Restated Bylaws, each member of the Board will hold office until his successor is elected and qualified or until his earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members until the next shareholders' meeting. Day to day conduct of the affairs of the Portfolios and the Corporation are the responsibility of the Corporation's officers.

Officers and Affiliated Directors. The following table sets forth certain information about the Corporation's Officers, as well as those members of the Board who are affiliated with the Adviser, Distributor or Former Distributor and are therefore "interested persons" of the Corporation as that term is defined in the 1940 Act, as of June 30, 2005.

                                                                                          Number of
                                                                                        Portfolios in       Other
                        Position(s)                                                      Corporation    Directorships
  Name, Address and     Held with       Served      Principal Occupation(s) During        Overseen by      Held by
      Birthdate         Corporation     Since                Past 5 Years              Officer/Director    Director
      ---------         -----------     -----                ------------              ----------------    --------
Jeffrey A. Laine        Director,       1986      President, Commonwealth Financial          3               0
Birthdate: 10/26/57     President                 Group, Inc., (the Portfolios'
                        & Treasurer               Former Distributor) 1994-present;
                                                  President, Laine Financial Group,
                                                  Inc., (an investment advisory
                                                  firm) 1992-present;

Martin P. Margolis      Director,       1996      President, PFM Asset Management            3               0
One Keystone Plaza      Vice                      LLC, (the Corporation's investment
Suite 300               President                 adviser and the Distributor's
North Front & Market                              parent company) 2001 to Present;
Streets                                           Managing Director, Public
Harrisburg, PA                                    Financial Management, Inc. (an
17101-2044                                        investment advisory firm) 1986 to
Birthdate: 7/22/44                                Present.

Arthur E. Anderson II   Secretary       1994      For more than the last five years,         3               0
One James Center                                  Mr. Anderson has been a partner of
901 E. Cary St.                                   the law firm of McGuireWoods LLP.
Richmond, VA 23219
Birthdate: 3/18/59

The only fees the Corporation pays to those directors who are "interested persons" or to any of the Corporation's officers are to Mr. Laine, the Corporation's President, who is the president and sole shareholder of the Portfolios' Former Distributor. No officer of the Corporation received any remuneration as an officer or employee of the Corporation during the Corporation's fiscal years ended June 30, 2004 or March 31, 2004. The Former Distributor, received an aggregate of $9,500 during the Corporation's fiscal year ended June 30, 2004, of which $6,500 was reimbursement of actual expenses, $2,500 was compensation for serving as the Distributor of the Prime Portfolio and $500 was compensation for serving as the Distributor of the Federal Portfolio. The Former Distributor received an aggregate of $35,000 during the Corporation's fiscal year ended March 31, 2004, of which $23,000 was reimbursement of actual expenses, $9,000 was compensation for serving as the Distributor of the Prime Portfolio and $3,000 was compensation for serving as the Distributor of the Federal Portfolio. McGuireWoods LLP, the law firm of Arthur E. Anderson II, the Corporation's Secretary, received an aggregate of $10,000 and $24,000 in payment for legal services during the Corporation's fiscal years ended June 30, 2004 and March 31, 2004, respectively.

Independent Directors. The following table sets forth certain information about those members of the Board who are not "interested persons" of the Corporation as that term is defined in the 1940 Act ("Independent Directors"), as of [June 30, 2005].

                                                                                          Number of
                                                                                        Portfolios in       Other
                        Position(s)                                                      Corporation    Directorships
  Name, Address and     Held with       Served      Principal Occupation(s) During       Overseen by       Held by
      Birthdate         Corporation     Since                Past 5 Years                 Director         Director
      ---------         -----------     -----                ------------              ----------------    --------
Giles Dodd              Director        1996      Director of Finance, City of               3               0
Birthdate: 12/2/26                                Greenville, South Carolina,
                                                  1993-1996; Retired Director of
                                                  Finance/Asst. City Manager, City
                                                  of Virginia Beach; Past President
                                                  Virginia Government Finance
                                                  Officers Association.

Robert J. Fagg, Jr.     Director        1986      Retired Director of the Annual             3               0
Birthdate: 7/24/40                                Giving Program, Virginia
                                                  Commonwealth University,

                                                  1981-1998, Development Officer,

                                                  1974-1981.

Robert R. Sedivy        Director        1996      Vice President-Finance and                 3               0
Birthdate: 7/3/46                                 Treasurer, Collegiate School,
                                                  Richmond, Virginia, 1988-present;
                                                  Past President Virginia
                                                  Association of Independent
                                                  Schools, Financial Officers Group.

Prior to January 1, 2005, each of the Independent Directors received from the Corporation an annual retainer of $1,000 plus $250 for each in-person meeting attended. Effective January 1, 2005, each Independent Director receives from the Corporation an annual retainer of $5,000 plus $500 for each in-person meeting attended, and the President of the Fund and the Chairman of each Committee of the Board receives an additional $1,000 retainer. For the fiscal years ended June 30, 2004 and March 31, 2004, such fees totaled $1,500 and $5,500, respectively; amounts received by each Independent Director are set forth under the heading "Compensation Arrangements." The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director.

The Board has established an Audit Committee, which consists of all of the Independent Directors, and which operates in accordance with the Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Corporation and, as appropriate, the internal controls of certain service providers to the Corporation; oversee the quality and objectivity of the Corporation's financial statements and the independent audit thereof; act as a liaison between the Corporation's independent auditors and the full Board; and undertake such other functions at the Board may deem appropriate from time to time. Prior to the establishment of the Audit Committee, these responsibilities were undertaken directly by the Board. The Audit Committee met three times during the Corporation's fiscal year ended June 30, 2004 and twice during the Corporation's fiscal year ended March 31, 2004.

Advisory Board. The Board has appointed an Advisory Board to provide consultation and advice to the Corporation from time to time. Members of the Advisory Board receive no compensation from the Corporation. The following table sets forth certain information about those individuals serving on the Advisory Board as of [June 30, 2005].

                                                                                         Number of
                                                                                       Portfolios in
                                                                                        Corporation         Other
                        Position(s)                                                     Overseen by     Directorships
  Name, Address and     Held with       Served      Principal Occupation(s) During    Advisory Board       Held by
      Birthdate         Corporation     Since                Past 5 Years                  Member          Director
      ---------         -----------     -----                ------------              ----------------    --------
Larry W. Davenport       Advisory        1995     Chief Financial Officer, Hampton           3               0
Birthdate: 12/1/46       Board Member             Roads Transit District,
                                                  2004-Present; Director of Finance,
                                                  Southeastern Public Service
                                                  Authority, Virginia, 1998-2004.

Dennis W. Kerns          Advisory        1996     County Administrator, King George          3               0
Birthdate: 4/28/37       Board Member             County, 2001-Present; Director of
                                                  Finance, Culpeper County,
                                                  1997-2001; Past President of the
                                                  Virginia Government Finance
                                                  Officers Association.

                                                                                         Number of
                                                                                       Portfolios in
                                                                                        Corporation         Other
                        Position(s)                                                     Overseen by     Directorships
  Name, Address and     Held with       Served      Principal Occupation(s) During     Advisory Board      Held by
      Birthdate         Corporation     Since                Past 5 Years                  Member          Director
      ---------         -----------     -----                ------------              ----------------    --------
Christopher Martino      Advisory        1996     Director of Finance, Prince                3               0
Birthdate: 11/5/56       Board Member             William County, Virginia, February
                                                  1996-present; Certified Public
                                                  Accountant, Member of the
                                                  Government Finance Officers
                                                  Association.

Roger W. Mitchell, Jr.   Advisory        1994     Director of Finance/Treasurer,             3               0
Birthdate: 7/29/60       Board Member             Town of Culpeper, Virginia,
                                                  1991-2004; Member of the Virginia
                                                  Government Finance Officers
                                                  Association; Member of Virginia
                                                  Local Government Auditors
                                                  Association.

Clarence A. Robinson     Advisory        1998     Director of Fiscal Affairs, City           3               0
Birthdate: 2/14/48       Board Member             of Fredericksburg, 1986-present.

Unless otherwise indicated above, the address for each Officer, Director and Advisory Board Member is P. O. Box 1192, Richmond, Virginia, 23209-1192.

Compensation Arrangements. As noted above, members of the Advisory Board received no compensation from the Corporation. The table below shows compensation paid by the Corporation on behalf of the Portfolios, for the fiscal years ended June 30, 2004 and March 31, 2004, to the members of the Board and the Corporation's officers. The Corporation does not pay retirement or pension benefits to any of its officers or directors.

                                           Year Ended June 30, 2004                  Year Ended March 31, 2004
                                           ------------------------                  -------------------------
                                       Aggregate                                  Aggregate
                                      Compensation      Total Compensation       Compensation       Total Compensation
        Name and Position           From Corporation    From Corporation*      From Corporation      From Corporation*
        -----------------           ----------------    -----------------      ----------------      -----------------
Giles Dodd
Director                                 $ 500                $ 500                 $ 1,500               $ 1,500

Robert J. Fagg, Jr.
Director                                   500                  500                   2,000                 2,000

Jeffrey A. Laine
Director, President and Treasurer         -0-                  -0-                    -0-                   -0-

Martin P.  Margolis
Director and Vice President               -0-                  -0-                    -0-                   -0-

Robert R.  Sedivy
Director                                   500                  500                   2,000                 2,000

Arthur E. Anderson II
Secretary                                 -0-                  -0-                    -0-                   -0-

Total                                    $1,500               $1,500                 $5,500                $5,500

Director Ownership of Securities of the Corporation. The table below sets forth information about each Director's beneficial ownership interest in shares of the Corporation as of [June 30, 2005].

                                                  Aggregate Dollar
                                                   Range of Equity
                                                  Securities in All
                            Dollar Range of          Portfolios
                          Equity Securities in       Overseen by
                            the Corporation           Director

Interested Directors

   Jeffrey A. Laine               none                   none

   Martin P. Margolis             none                   none

Independent Directors

   Giles Dodd                     none                   none

   Robert J. Fagg, Jr.            none                   none

   Robert R. Sedivy               none                   none

Principal Holders of Securities

Set forth below is certain information as to all persons known to the Corporation to own of record or beneficially 5% or more of the Portfolios' shares on [May 31, 2005].

Prime Portfolio

                    Shareholder                            Number of Shares on 5/31/05                    Share %
                    -----------                            ---------------------------                    -------
[ADD 5/31/05 5% SHAREHOLDERS IN JUNE]

Federal Portfolio

                    Shareholder                            Number of Shares on 5/31/05                    Share %
                    -----------                            ---------------------------                    -------
[ADD 5/31/05 5% SHAREHOLDERS IN JUNE]

ADDITIONAL INFORMATION ABOUT MANAGEMENT
--------------------------------------------------------------------------------

Additional Information About Investment Advisory Arrangements

Since July 31, 2002, investment advisory services have been provided to the Prime Portfolio under the terms of an investment advisory agreement ("Prime Portfolio Advisory Agreement") between PFM Asset Management LLC and the Corporation. Prior to July 31, 2002, such services were provided by Public Financial Management, Inc. ("Prior Manager"), a company under common ownership with the Adviser, pursuant to the terms of an advisory agreement ("Prior Agreement") the terms and conditions of which were, in all material respects (including fees), substantially the same as those of the Prime Portfolio Advisory Agreement. The Prior Agreement terminated as of July 31, 2002. The change in the identity of the investment adviser was occasioned by the decision of the owners of the Prior Manager to establish a distinct business entity - PFM Asset Management LLC -- through which to conduct the Prior Manager's investment management business. In accordance with the provisions of the 1940 Act, the Prime Portfolio Advisory Agreement with PFM Asset Management LLC was reviewed and approved by the Corporation's Board and shareholders.

The Prime Portfolio Advisory Agreement was initially approved by the Board of Directors at a meeting held on April 25, 2002. In connection with this initial approval of the Prime Portfolio Advisory Agreement, the Board considered the fact that the Prior Manager is owned by the same individuals and further that implementation of the Prime Portfolio Advisory Agreement would not result in any material change in the identity of the portfolio managers ("PFM investment personnel") responsible for providing investment advisory services to the Portfolio. The Board also considered the performance achieved for the Portfolio by such portfolio managers for the Portfolio and the ability of the Adviser to respond effectively to the exclusively institutional shareholder base currently served by the Portfolio. The Board also considered the experience and qualifications of the Adviser's personnel, including both the individual portfolio managers and those officers of the investment adviser who are responsible for the day-to-day operation of the Portfolio. The Board also considered the rate at which the Portfolio's advisory fee is calculated under the Prime Portfolio Advisory Agreement and representations by the Adviser that the Adviser did not contemplate any changes in the voluntary fee waiver policy followed by the Prior Manager with respect to the Portfolio. The Board also considered the nature and quality of the advisory services provided by PFM investment personnel, the specialized institutional market that the Prime Portfolio is designed to serve and the services made available to shareholders by the Prior Manager and the continued availability of these services following the implementation of the Prime Portfolio Advisory Agreement.

The Advisory Agreement with PFM Asset Management LLC relating to the Federal Portfolio ("Federal Portfolio Advisory Agreement") was initially approved by the Board of Directors, including a majority of the Directors who are not parties to the Federal Portfolio Advisory Agreement or "interested persons" as defined in the 1940 Act ("Independent Directors"), at a meeting of the Board of Directors held on April 30, 2003. In approving the Advisory Agreement, the Board considered a number of factors, including the nature and quality of the advisory services to be rendered to the Portfolio under the Federal Portfolio Advisory Agreement. In particular, the Board considered the fact that, PFM Asset Management, or its predecessor, has provided advisory services to the Corporation since March 30, 1994. The Board also considered the performance achieved for the Prime Portfolio by such portfolio managers and the ability of the Adviser to respond effectively to the exclusively institutional shareholders base expected to be served by the Portfolio. The Board also considered the experience and qualifications of the Adviser's personnel, including both the individual portfolio managers and those officers of the Adviser who would be responsible for the day-to-day operation of the Portfolio. The Board also considered the rate at which the Portfolio's advisory fee is calculated under the Federal Portfolio Advisory Agreement and the fact that the Adviser undertook, pursuant to the terms of a separate agreement, to waive its advisory fee and/or reimburse the expenses of Institutional Class Shares of the Federal Portfolio for a period of 12 months from the date on which the Federal Portfolio commenced its operations to the extent necessary to maintain the ordinary operating expenses (including expenses associated with the Distribution Plan described below, but excluding extraordinary expenses and costs associated with effecting securities transactions) of Institutional Class Shares of the Federal Portfolio at an annual rate of .15% of average daily net assets.

In approving the Advisory Agreements relating to each Portfolio, the Board also considered the collateral benefits that would accrue to the Adviser as a result of its relationship to the Portfolios, with particular reference to the ability of the Adviser to make money market funds available to its institutional clients.

In addition to the provisions of both Advisory Agreements described in the Prospectus, the Advisory Agreements contain the provisions described below. Each Advisory Agreement will continue in effect, unless sooner terminated in accordance with its terms, for two years following its initial approval. Thereafter, each agreement will continue in effect from year to year if approved annually: (i) by the Board or by a majority of the shares outstanding and entitled to vote; and (ii) by a majority of the Independent Directors. The Advisory Agreements will each terminate automatically in the event of its assignment (as defined in the 1940 Act) and may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Corporation. Each Advisory Agreement may be terminated by the relevant Portfolio at any time without penalty, provided that such termination by the Portfolio shall be directed or approved by the Board or by the holders of a majority of its shares at the time outstanding and entitled to vote.

Each Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, PFM Asset Management is not liable for any error of judgment, mistake of law or loss in connection with PFM Asset Management's performance of each of the Advisory Agreements and permits PFM Asset Management to act as an investment adviser for any other organization, firm, corporation or person.

For the three months ended June 30, 2004 and the fiscal years ended March 31, 2004, 2003 and 2002, fees were payable by the Prime Portfolio to the Adviser or the Prior Manager in the amount of $88,863, $369,922, $344,818 and $295,033, respectively, of which $19,689, $30,718, $58,455 and $67,854, respectively, were waived. For the three months ended June 30, 2004 and the period May 9, 2003 (commencement of operations) through March 31, 2004, fees were payable by the Federal Portfolio to the Adviser in the amount of $17,894 and $159,284, respectively, of which $17,881 and $92,006 was waived, respectively. Fees for the three months ended June 30, 2004 and the fiscal years ended March 31, 2004, 2003 and 2002 were payable at an annual rate of .12% of the first $200 million of average daily net assets of each Portfolio; .10% of such assets of each Portfolio over $200 million up to $400 million; .09% of such assets of each Portfolio over $400 million up to $600 million, and .08% of such assets of each Portfolio over $600 million.

In summary, the Advisory Agreements with the Adviser and the Portfolio to which they relate are set forth below:

-------------------- ------------------- ---------------------------------------
                                               Most Recent Contract Approval
     Portfolio        Served Portfolio   -------------------- ------------------
                           Since            Shareholders            Board
-------------------- ------------------- -------------------- ------------------
Prime Portfolio        July 31, 2002       July 19, 2002        July 29, 2004
-------------------- ------------------- -------------------- ------------------
Federal Portfolio       May 5, 2003         May 5, 2003         July 29, 2004
-------------------- ------------------- -------------------- ------------------

Additional Information About the Administration Agreement

The Administration Agreement currently in effect with respect to the Portfolios was presented to, and approved by, the Board of Directors on April 25, 2002, and was re-approved without material changes on July 29, 2004. The Administration Agreement will remain in effect, unless terminated earlier, from year to year if approved annually by the Directors, including a majority of the Independent Directors. The Administration Agreement may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Corporation. It may be terminated by the Corporation at any time without penalty upon 60 days' written notice to PFM Asset Management, provided that such termination shall be directed or approved by the vote of a majority of its Directors, including a majority of the Independent Directors.

For the three months ended June 30, 2004 and the fiscal years ended March 31, 2004, 2003 and 2002, fees of $39,445, $164,906, $152,408 and $127,517, respectively, were payable by the Prime Portfolio to the Adviser or the Prior Manager under the terms of the Corporation's administration arrangements. For the three months ended June 30, 2004 and the period May 9, 2003 (commencement of operations) through March 31, 2004, fees of $7,456 and $66,368, respectively, were payable by the Federal Portfolio to the Adviser under the terms of the Corporation's administration arrangements. All such fees were, however, were waived by the relevant service providers.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Pursuant to a plan of distribution (the "Distribution Plan"), each Portfolio is permitted to bear certain expenses in connection with the distribution of its shares. Under the Distribution Plan, which is designed to comply with the requirements of Rule 12b-1 under the 1940 Act, the Portfolios are authorized to pay (i) all fees and expenses relating to the qualification of each Portfolio and/or its shares under the securities or state "Blue Sky" laws of The Commonwealth of Virginia and any other states in which the Portfolios may sell shares; (ii) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Portfolios' shares; (iii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; and (iv) all fees and costs incurred in conjunction with any activity reasonably determined by the Board to be primarily intended and reasonably calculated to result in the sale of shares of the Portfolios.

The Distribution Plan further authorizes the Portfolios to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Portfolio shares, in an amount not to exceed ..25% of the Portfolios' average daily NAV in any year. The Distribution Plan does not authorize reimbursement of expenses incurred by the Distributor or others assisting in the distribution of Portfolio shares in one fiscal year from amounts available to the Portfolios under such plan in subsequent fiscal years. Therefore, if expenses of distribution incurred by the Distributor and others in any fiscal year exceed .25% of the average daily NAV of the Portfolios for such fiscal year, the amount of such excess expenses will not be reimbursed by the Portfolios. Further, payments or reimbursement made under the Distribution Plan may be made only as determined from time to time by the Board. Expenses for which the Distributor may seek reimbursement include advertising and direct mail expenses, costs of printing and mailing prospectuses and sales literature to prospective shareholders, payments to third parties who sell shares of the Portfolios and compensation of brokers, dealers and other intermediaries, general administrative overhead of the Distributor (including payment of compensation to sales personnel involved in the sale of Portfolio shares), administrative support allocable to efforts to sell Portfolio shares, sales promotion expenses and shareholder servicing expenses (trail commissions) and any other costs of effectuating the Distribution Plan. The Distribution Plan also authorizes the Portfolios to make direct payments to registered broker-dealers and other persons, including banks, who assist the Portfolios in distributing or promoting the sale of Portfolio shares or who enter into shareholder processing and service agreements pursuant to which services directly result in the sale of Portfolio shares are provided.

The Distributor, PFM Fund Distributors, Inc., serves as the exclusive distributor of shares of the Portfolios, pursuant to a distribution agreement with the Corporation (the "Distribution Agreement") dated [July 1, 2005]. The Distributor is a wholly-owned subsidiary of the Adviser and its address is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

The Board, including a majority of the Independent Directors, approved the Distribution Agreement at a meeting held in person on April 27, 2005. The Distribution Agreement will remain in effect for an initial term of two years from the date of execution and may be continued in effect from year to year thereafter if approved annually by the Board, including a majority of the Independent Directors, by vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days' written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Fund, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials, except for certain expenses under the Portfolio's 12b-1 Plan which are approved by the Board of Directors..

For the three months ended June 30, 2004 and the fiscal years ended March 31, 2004, 2003 and 2002, the Prime Portfolio paid, after giving effect to waivers, $7,600, $25,000, $30,000 and $22,610, respectively, pursuant to the Distribution Plan. For the three months ended June 30, 2004 and the fiscal years ended March 31, 2004, the Federal Portfolio paid $1,400 and $10,000, respectively, after waivers, in approved distribution expenses, pursuant to the Distribution Agreement between the Corporation and the Former Distributor in effect during those fiscal years. Jeffrey A. Laine, President and a Director of the Portfolio, is the President and sole shareholder of the Former Distributor. All of these amounts were paid in accordance with the distribution agreement then in effect.

Unless terminated as indicated below, the Distribution Plan shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by a vote of the Board and of the "Qualified Directors." The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or by the vote of the holders of a majority of the outstanding shares of the Portfolios. The Distribution Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be made by the Board including the Qualified Directors. As defined in Rule 12b-1 under the 1940 Act, a "Qualified Director" means any director who is not an "interested person" of the Corporation as defined in Section 2(a)(19) of the 1940 Act and who has no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan.

It is important to note that payments under the Distribution Plan (including reimbursement of expenses, if any) may not exceed .25% of a Portfolio's average daily net assets in any year.

VALUATION
--------------------------------------------------------------------------------

As noted in the Prospectus, each Portfolio values its portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which the value, as determined by amortized cost, is higher or lower than the price each Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Portfolios' shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates for market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would be true in a period of rising interest rates. The Board has established procedures (the "Procedures") designed to monitor the difference, if any, between each Portfolio's NAV per share determined in accordance with the amortized cost method of valuation and the value that would be obtained if the Portfolio's portfolio were "marked to market" i.e. price based on available market quotations. "Available market quotations" may include actual market quotations (valued at the mean between the bid and ask prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

Under the Procedures, if the extent of any deviation between the "mark to market" NAV per share and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Description of Shares

The Corporation is a Virginia corporation. The Corporation's Articles of Incorporation authorize the Board of Directors to issue a limited number of shares of beneficial interest and to classify any unissued shares of the Corporation into one or more classes or series by setting their respective preferences, limitations, and relative rights, to the extent permitted by the Virginia Stock Corporation Act. Pursuant to such authority, the Board of Directors has authorized the issuance of certain classes and series of shares, including classes or shares set forth in the Prospectus, which represent interests as follows:

CCRF Prime Portfolio
     Commonwealth Cash Reserve Fund Class - Series A                 Institutional Shares        1,000,000,000 Shares
     Commonwealth Cash Reserve Fund Class - Series B                 Investor Shares               500,000,000 Shares
                                                                     Undesignated                  500,000,000 Shares

CCRF Federal Portfolio
     Federal Portfolio Class - Series A                              Institutional Shares        1,000,000,000 Shares
     Federal Portfolio Class - Series B                              Investor Shares               500,000,000 Shares
                                                                     Undesignated                  500,000,000 Shares

SNAP(R) Fund
     SNAP Portfolio Class - Series A                                                               2,500,000,000 Shares
                                                                     Undesignated                  500,000,000 Shares

Further Information About Purchases and Redemptions

As is stated in the Prospectus, if the Board determines that it would be detrimental to the interests of the remaining shareholders to redeem shares wholly or partly in cash, the Portfolios may pay the redemption price in whole or in part by the distribution in kind of investments from the investment holdings of the Portfolio, in lieu of cash and in conformity with the applicable rules of the SEC. The Corporation, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90 day period for any one Shareholder. Should redemptions by a Shareholder exceed such limitation, the Portfolios will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholders might incur brokerage costs in converting the assets into cash. The method of valuing investments used to make redemptions in kind will be the same as the method of valuing portfolio investments under "Net Asset Value" in the Prospectus and such valuation will be made as of the same time the redemption price is determined. It should be noted that the management of the Portfolios considers the prospect for redeeming shares in the Portfolios using the "in-kind" provision to be highly remote.

The right of redemption may be suspended or the date of payment may be postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such exchange is restricted as determined by the SEC by rule or regulation; (ii) during periods in which an emergency, as determined by the SEC, exists making disposal of portfolio securities or instruments or determination of the net assets of the Portfolios not reasonably practical; or (iii) for such other periods as the SEC may permit. Payment of redemption proceeds relating to shares purchased by check within 15 days of the date on which the redemption request was received may be delayed by the Portfolios until a determination is made that the check given in purchase has cleared, which may be up to fifteen days.

Financial Statements

Financial statements for the Prime Portfolio and Federal Portfolio for the three months ended June 30, 2004 have been audited by Ernst & Young LLP. Such financial statements and accompanying report are included in the Corporation's Annual Report to Shareholders for the three months ended June 30, 2004, along with the Corporation's Semi-Annual Report to Shareholders for the six months ended December 31, 2004, and are hereby incorporated by reference in this Statement of Additional Information.

                                             Investment Adviser
                                             PFM Asset Management LLC
                                             One Keystone Plaza
                                             Suite 300
                                             North Front & Market Streets
                                             Harrisburg, Pennsylvania 17101-2044

                                             Distributor
                                             PFM Fund Distributors, Inc.
                                             One Keystone Plaza
                                             Suite 300
                                             North Front & Market Streets
                                             Harrisburg, Pennsylvania 17101-2044

                                             Custodian
                                             Wachovia Bank, N.A.
                                             123 South Broad Street
                                             Philadelphia, Pennsylvania  19109

                                             Administrator and Transfer Agent
                                             PFM Asset Management LLC
                                             One Keystone Plaza
                                             Suite 300
                                             North Front & Market Streets
                                             Harrisburg, Pennsylvania 17101-2044

                                             Independent Registered Public Accounting Firm
                                             Ernst & Young LLP
                                             Two Commerce Square, Suite 4000
                                             2001 Market Street
                                             Philadelphia, Pennsylvania 19103

[LOGO] Commonwealth                          Co-Counsel
-------------------                          McGuireWoods LLP
Cash Reserve Fund                            One James Center
                                             901 E. Cary Street
                                             Richmond, Virginia 23219
Commonwealth Cash Reserve Fund, Inc.
P.O. Box 1192                                Schulte Roth & Zabel LLP
Richmond, Virginia 23209-1192                919 Third Avenue
1-800-338-3383                               New York, New York  10022

PART C
OTHER INFORMATION

Item 23.  Exhibits

         (a) Articles of Incorporation.

                  (i) Articles of Incorporation are incorporated herein by reference to Exhibit (1) of Registrant's Registration Statement filed with Registrant's Post-Effective Amendment No. 13 on July 30, 1996.

                  (ii) Amendment to Articles of Incorporation effective May 31, 1989 is incorporated by reference to Exhibit (1)(b) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.

                  (iii) Amended and Restated Articles of Incorporation effective July 31, 2002 are incorporated by reference to Exhibit (a)(3) of Registrant's Post-Effective Amendment No. 24 filed on July 29, 2002.

         (b) By-laws. Amended and Restated Bylaws of the Registrant is incorporated by reference to Exhibit (b)(2) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.

         (c) Instruments Defining Rights of Security Holders. The rights of shareholders are defined in Article III of Registrant's Amended and Restated Articles of Incorporation. See 23(a)(iii) above. Relevant excerpt from that provision is set forth below:

                           "(b) Shares of each class of shares of capital stock of the Corporation shall have the rights and preferences set forth below:

                           (i) Assets Held with Respect to Classes. All consideration received by the Corporation for the issue or sale of shares of any class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be (hereinafter "assets held with respect to" such class) shall irrevocably be held with respect to that class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Corporation. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets with respect to any particular class (collectively, "General Assets"), such assets shall be allocated among the then outstanding classes based on the relative net asset value of each such class or on such other basis as may be determined by the Board of Directors, in its sole discretion, to be fair and equitable, provided that such method is consistent with the Investment Company Act of 1940 and the rules and regulations promulgated thereunder. Any such allocation by the Board of Directors shall be conclusive and binding upon the shareholders of all classes for all purposes.

                           (ii) Liabilities Held with Respect to a Particular Class. All expenses, costs, charges and reserves ("liabilities") of the Corporation that are readily identifiable as being attributable to any particular class or classes (hereinafter "liabilities held with respect to" a class) shall be charged against the assets held with respect to that class and shall be allocated and charged by the Corporation to, between or among any one or more of such classes and so recorded upon the books of account of the Corporation, provided that the foregoing shall not limit the ability of the Board of Directors to fix, in whole or in part, the preferences, limitations and relative rights of any series within a class in accordance with Article II of these Articles of Incorporation. In fixing such rights and preferences, the Board of Directors may allocate to a particular series within a single class expenses that are not allocated to other series with such class. In the event that there are any liabilities of the Corporation that are not readily identifiable as being held with respect to any particular class or classes ("General Liabilities"), such liabilities shall be allocated among the then outstanding classes based on the relative net asset value of each such class or on such other basis as may be determined by the Board of Directors, in its sole discretion, to be fair and equitable, provided that such method is consistent with the Investment Company Act of 1940 and the rules and regulations promulgated thereunder. Any such allocation by the Board of Directors shall be conclusive and binding upon the shareholders of all classes for all purposes.

                           (iii) Voting. With respect to any matter submitted to the stockholders of the Corporation, holders of all classes (and all series, if any, within each class) that are affected by such matter shall vote, one vote per share, in the aggregate and without differentiation. Notwithstanding the foregoing, to the extent that the Investment Company Act of 1940 or rules promulgated thereunder provide that a matter shall not be deemed to have been effectively acted upon with respect to any affected class or series unless approved by the holders such class or series, the holders of each class and/or series, as the case may be, shall vote separately, one vote per share, on such matter, provided that holders of any class or series within a class that is not affected by a matter shall not be entitled to vote with respect to such matter.

                           (iv) Equality. All shares of each particular class shall have preferences, limitations and relative rights identical to those of other shares of the same class and all such shares shall represent an equal proportionate interest in the assets held with respect to such class, except (a) to the extent that the Board of Directors shall have established two or more separate series within any such class and shall have established differing relative rights for such series in accordance with Article II of these Articles of Incorporation; and (b) except as set forth in Section (b)(iii) of this Article III. All shares of a series shall have preferences, limitations and relative rights identical to those of other shares of the same series and, except to the extent otherwise provided in the description of the series (and except as set forth in Section (b)(iii) of this Article III) with those of shares of other series of the same class. Any fractional share of any class (or any series within any class) shall carry proportionately all of the rights and obligations of a whole share of such class or series, including rights with respect to voting, receipt of dividends and distributions, redemption of shares and termination of the Corporation.

                           (v) Dividends and Distributions. No dividend or distribution (including without limitation, any distribution paid upon termination of the Corporation or of any class of shares of the Corporation) nor any redemption or repurchase of shares of any class shall be effected by the Corporation other than from the assets held with respect to such class and, in the case of shares of a particular series within a class, only in accordance with the relative rights and preferences established by the Board of Directors for any such series in accordance with Article II hereof. No shareholder of any class shall have any right or claim against the assets held with respect to any other class except to the extent that such shareholder has such a right or claim hereunder as a shareholder of such other class or pursuant to any right of indemnification afforded to the Corporation's officers or directors under the Corporation's bylaws and/or under Virginia corporate law."

         (d)      Investment Advisory Contracts.

                  (i) Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Prime Portfolio, dated July 31, 2002, is incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 23, filed on July 29, 2002.

                  (ii) Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Federal Portfolio, dated May 5, 2003, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

                  (iii) Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 31, filed on September 14, 2004.

         (e)      Underwriting Contracts:

                  (i) Form of Amended and Restated Distribution Agreement between the Registrant and Commonwealth Financial Group, Inc. relating to CCRF Federal Portfolio and CCRF Prime Portfolio, amended as of May 5, 2003, is incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

                  (ii) Form of Distribution Agreement between the Registrant and PFMAM, Inc. (now known as PFM Fund Distributors, Inc.) relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 31, filed on September 14, 2004.

         (f)      Bonus or Profit Sharing Contracts. Not Applicable.

         (g)      Custodian Agreements.

                  (i) Form of Custody Agreement between the Registrant and Wachovia Bank, National Association relating to CCRF Federal Portfolio and CCRF Prime Portfolio and the SNAP(R) Fund, dated February 28, 2005, is filed herein.

         (h)      Other Material Contracts.

                  (i) Administration Agreement between the Registrant and PFM Asset Management LLC, dated July 31, 2002, is incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on July 29, 2002.

                  (ii) Form of Amendment to Administration Agreement between the Registrant and PFM Asset Management LLC, dated April 30, 2003, is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

                  (iii) Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated July 31, 2002, is incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on July 29, 2002.

                  (iv) Form of Amendment to Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated April 30, 2003, is incorporated by reference to Exhibit (4) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

                  (v) Form of Amended Administration Agreement between the Registrant and PFM Asset Management LLC, dated January 27, 2004, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 29, filed on January 30, 2004.

                  (vi) Form of Amended Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated January 27, 2004, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 29, filed on January 30, 2004.

                  (vii) Form of Administration Agreement between the Registrant and PFM Asset Management LLC, relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit
                  (3) of Registrant's Post-Effective Amendment No. 32. filed on September 14, 2004.

                  (viii) Form of Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit(4) of Registrant's Post-Effective Amendment No. 32, filed on September 14, 2004.

         (i) Legal Opinion. Legal Opinion dated July 29, 1999 is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment filed on August 1, 1999.

         (j) Other Opinions. Consent of Independent Registered Public Accounting Firm is filed herein.

         (k) Omitted Financial Statements. Financial statements omitted from Item 22. Not Applicable.

         (l)      Initial Capital Agreements. Not Applicable.

         (m)      Rule 12-b-1 Plan.

                  (i) Distribution Plan under Rule 12b-1 adopted by the Registrant is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 19 filed on August 1, 1999.

                  (ii) Amended and Restated Distribution Plan under Rule 12b-1, effective as of April 30, 2003, is incorporated by reference to Exhibit (6) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

         (n) Rule 18f-3 Plan. Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment No. 30, filed on July 1, 2004.

         (o)      Reserved.

         (p)      Code of Ethics. Not Applicable to money market funds.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25. Indemnification. Reference is made to Article IV Section 4.10 of Registrant's Amended and Restated By-Laws, incorporated by reference to Exhibit
(b)(2) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.

Prior to September 17, 2004, the SNAP(R) Fund was a series of Evergreen Select Money Market Trust and Evergreen Investment Management Company, LLC served as the investment adviser. On September 17, 2004, the SNAP(R) Fund was reorganized into a series of the Registrant (the 'Reorganization"). As part of the Reorganization, the SNAP(R) Fund has agreed to indemnify, for a period of five years following the Reorganization, each Trustee of the Evergreen Select Money Market Trust against all liabilities and expenses incurred with respect to the Evergreen Fund by such Trustee in the manner and to the extent that such liabilities and expenses would have been indemnified under Evergreen Trust's Declaration of Trust and By-Laws. However, such indemnity will only be provided to the extent that such liabilities and expenses are not covered by the Evergreen Trust's director and officer insurance policy.

Item 26.  Business and other Connections of Investment Advisor.

         (a) None.

         (b) Information regarding the business and other connections of PFM Asset Management LLC is incorporated by reference to PFM Asset Management LLC's Form ADV, File No. 801-60449 which has been filed with the Securities and Exchange Commission.

Item 27.  Principal Underwriters.

         (a) Commonwealth Financial Group, Inc. is currently the Distributor for the CCRF Prime Portfolio's and CCRF Federal Portfolio's securities. Commonwealth Financial Group, Inc. does not serve as principal underwriter, depositor or investment advisor for any other investment company.

         (b) The table below sets forth certain information as to Commonwealth Financial Group, Inc.'s directors and officers:

                                                                                            Positions and
          Name and Principal                     Positions and Offices                      Offices with
           Business Address                      with the Distributor                      the Registrant
------------------------------------     ------------------------------------   -------------------------------
Jeffrey A. Laine                         President, Director and                President, Treasurer
38 Cohasset Lane                         Sole Shareholder                       and Director
Cherry Hill, NJ  08003

         (c) PFM Fund Distributors, Inc. (formerly known as PFMAM, Inc.) is the Distributor for the SNAP(R) Fund's securities and will begin serving as the Distributor for the CCRF Prime Portfolio's and CCRF Federal Portfolio's securities on July 1, 2005. PFM Fund Distributors, Inc. serves as principal underwriter for Cadre Institutional Investors Trust.

         (d) The table below sets forth certain information as to PFM Fund Distributors, Inc.'s directors and officers:

                                                                                            Positions and
          Name and Principal                     Positions and Offices                      Offices with
           Business Address                      with the Distributor                      the Registrant
------------------------------------     ------------------------------------   -------------------------------
Martin P. Margolis                       President                              Director and Vice-President
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, PA 17101

Debra J. Goodnight                       Secretary and Assistant Treasurer      Chief Financial Officer
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, PA 17101

Stephen Boyle                            Treasurer and Assistant Secretary
Two Logan Square, Suite 1600
18th & Arch Streets
Philadelphia, PA  19103

Item 28.  Location of Accounts and Books.

         (a) PFM Asset Management LLC (records relating to its functions as investment adviser, administrator and transfer agent).

         (b) McGuire Woods LLP (Registrant's Articles of Incorporation, Bylaws and corporate records).

         (c) Commonwealth Financial Group, Inc. (records relating to its functions as former distributor of the CCRF Prime Portfolio and CCRF Federal Portfolio).

         (d) State Street Bank & Trust Company (records relating to its function as custodian).

         (e) PFM Fund Distributors, Inc. (records relating to its function as distributor).

         (f) Wachovia Bank, National Association (records relating to its function as former custodian)

Item 29. Management Services. Other than as set forth under the captions "Management" in the Prospectus and "Additional Information as to Management Arrangements" in the Additional Statement constituting Part A and Part B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Harrisburg, and the State of Pennsylvania on the 2nd day of May, 2005.

                                       COMMONWEALTH CASH RESERVE FUND, INC.
                                       (Registrant)

                                       By  /s/ Jeffery A. Laine  *
                                           ---------------------------
                                       Jeffrey A. Laine, President
                                       (Principal Executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                      Date
---------                                   -----                      ----


/s/ Jeffrey A. Laine      *         Director and President          May 2, 2005
---------------------------        (Principal Financial Officer)
Jeffrey Laine


/s/ Martin P. Margolis              Director and                    May 2, 2005
---------------------------         Vice President
Martin Margolis


/s/ Robert J. Fagg, Jr. *           Director                        May 2, 2005
---------------------------
Robert J. Fagg, Jr.


/s/ Giles Dodd         *            Director                        May 2, 2005
---------------------------
Giles Dodd


/s/ Robert R. Sedivy   *            Director                        May 2, 2005
---------------------------
Robert R. Sedivy


* /s/ Daniel R. Hess
---------------------------
Attorney-in-fact


Powers of Attorney are incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 2 filed on July 1, 2004.

                                  Exhibit List

(g)(i) Custody Agreement

(j)    Consent of Ernst & Young LLP